UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-00082

CGM TRUST

(Exact name of registrant as specified in charter)

One International Place, Boston, Massachusetts 02110

(Address of principal executive offices)  (Zip code)

T. John Holton, Esq.

Bingham McCutchen LLP

One Federal Street

Boston, MA 02110

(Name and address of agent for service)

Registrant's telephone number, including area code: 1-617-737-3225

Date of fiscal year end: December 31, 2009

Date of reporting period: June 30, 2009

ITEM 1. REPORTS TO STOCKHOLDERS.

CGM

Mutual Fund

317th Quarterly Report

June 30, 2009

A No-Load Fund

Investment Adviser Capital Growth Management Limited Partnership

To Our Shareholders:

CGM Mutual Fund increased 6.9% during the second quarter of 2009 compared to the unmanaged Standard and Poor’s 500 Index which grew 15.9% and the Merrill Lynch U.S. Corporate, Government and Mortgage Bond Index which returned 1.5%. For the first six months of the year, returns were –3.0% for CGM Mutual Fund, 3.2% for the unmanaged S&P 500 Index and 1.6% for the Merrill Lynch U.S. Corporate, Government and Mortgage Bond Index.

An optimistic U.S. equity market began its move up on March 10, 2009, hopeful that credit lines would soon reopen and investors would gradually assume more risk. Following in the market’s wake was the April Consumer Confidence Index number which rose 13.9 points from the month before to 40.8. Other economic indicators suggested the contraction was drawing to an end and even some of the less promising economic news made public in April— such as first quarter Real Gross Domestic Product which declined –5.5% in the previous quarter—had already been factored into the market and failed to discourage equity investors.

In early May, the government released the results of its “stress tests” on 19 major banks concluding the banks should raise approximately $75 billion in additional capital as a cushion against further financial erosion from the recession. In less than a month, the banks bested that figure by raising roughly $85 billion and thereby signaling the capital markets were alive and functioning once again. Not much later, pending regulation of executive compensation for recipients of funds from the Troubled Asset Relief Program (TARP) provided incentive to ten of the large banks to petition the government for permission to repay their TARP funds, which they did to the tune of $68 billion on June 10.

The second quarter was historic for a number of reasons, but perhaps none more so than the restructuring of the U.S. automotive industry. On May 14 and 15, Chrysler and General Motors announced the closing of 789 and 1,100 dealerships respectively, laying off some 80,000 employees in the process. When General Motors declared bankruptcy on June 1, the number of shuttered GM dealerships jumped to 2,600, labor contracts were rewritten and entire car lines were put up for sale or eliminated.

Unemployment was a problem even before the cuts in the automobile industry though the overall number of new job losses had already started to subside from 652,000 in March to 519,000 in April and 322,000 in May (though June’s numbers show an uptick to 467,000). Despite predictions to the contrary, Durable Goods Orders were up 1.8% in May and Consumer Confidence made another jump from 40.8 in April to 54.8 in May (though with a slight retreat to 49.3 by the end of June).

The federal government’s expansive fiscal policy and the Federal Reserve’s easy money policy drove interest rates to a point where the average 30-year fixed mortgage rate dropped to 4.8% in April. However, since then, the average 30-year fixed mortgage rate has risen to 5.48% on June 30 and whether it be construed as an indicator of prospective recovery or a mirror of inflationary fears, the interest rate on 10-year U.S. Treasury bonds climbed from a low of 2.49% in March to 3.52% at the end of June. While there are always worries about inflation any time the Fed floods the economy with dollars, we believe the current 9.5% high unemployment rate and a domestic manufacturing capacity utilization rate of only 68% should inhibit inflationary pressure for the intermediate future. For the time being, the Federal Reserve Board is maintaining its target rate of 0%-.25% for Federal Funds and at the conclusion of its meeting in late June, issued the statement: “inflation will remain subdued for some time.” If true, the recovery should continue with little danger of higher mortgage rates choking off its progress. We believe the equity market will gradually reflect the healing process of the economy which appears to be now underway.

On June 30, 2009, CGM Mutual Fund was approximately 28% invested in corporate bonds. In the equity portion of the portfolio, the Fund held significant positions in money center banks, companies in the automobile and related industries and in independent oil producers. The Fund’s three largest holdings were The Goldman Sachs Group, Inc., Ford Motor Company, and O’Reilly Automotive, Inc.

Robert L. Kemp President

July 1, 2009

CGM MUTUAL FUND

INVESTMENT PERFORMANCE

(unaudited)

Total Return for Periods Ended June 30, 2009

	The Fund’s Cumulative Total Return	The Fund’s Average Annual Total Return
10 Years	+26.6%	+ 2.4%
5 Years	+29.4	+ 5.3
1 Year	–33.5	–33.5
3 Months	+ 6.9	—

The performance data contained in this report represent past performance, which is no guarantee of future results. The table above does not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares and assumes the reinvestment of all Fund distributions. The investment return and principal value of an investment in the Fund will fluctuate so that investors’ shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data quoted.

Commencing July 1, 2003 and ending June 30, 2004, Capital Growth Management agreed to voluntarily waive a portion of the advisory fee, lowering the annual rate to 0.72% of the Fund’s average daily net assets. Otherwise, the cumulative total return and average annual total return for the 10 year period ended June 30, 2009 would have been lower.

See the Schedule of Investments on pages 3 and 4 for the percentage of net assets of the Fund invested in particular industries as of June 30, 2009.

CGM MUTUAL FUND

INVESTMENTS as of June 30, 2009

(unaudited)

COMMON STOCKS — 69.7% OF TOTAL NET ASSETS

	Shares	Value(a)

Auto and Related — 12.2%
Ford Motor Company (b)	5,000,000	$ 30,350,000
O’Reilly Automotive, Inc. (b)	735,000	27,988,800
		58,338,800
Banks - Money Center — 21.2%
Bank of America Corporation	2,120,000	27,984,000
JPMorgan Chase & Co.	300,000	10,233,000
Morgan Stanley	920,000	26,229,200
The Goldman Sachs Group, Inc.	250,000	36,860,000
		101,306,200
Computer Software and Services — 5.3%
Baidu, Inc. ADR (b)(c)	84,000	25,291,560

Copper — 4.1%
Southern Copper Corporation	950,000	19,418,000

Drugs — 5.0%
Abbott Laboratories	510,000	23,990,400

Hotels and Restaurants — 4.4%
McDonald’s Corporation	370,000	21,271,300

Oil - Independent Production — 6.5%
Canadian Natural Resources Limited	100,000	5,249,000
Petróleo Brasileiro S.A. — Petrobras ADR (c)	625,000	25,612,500
		30,861,500
Retail — 5.6%
J.C. Penney Company, Inc.	930,000	26,700,300

Technology — 5.4%
Google Inc. (b)	61,000	25,716,990

TOTAL COMMON STOCKS (Identified cost $313,431,224)		332,895,050

See accompanying notes to financial statements.

CGM MUTUAL FUND

INVESTMENTS as of June 30, 2009 (continued)

(unaudited)

BONDS — 28.2% OF TOTAL NET ASSETS

	Face Amount	Value(a)

Beverages and Tobacco — 5.8%
Altria Group, Inc. 9.950%, 11/10/2038	$24,000,000	$ 27,703,776

Healthcare - Services — 10.0%
UnitedHealth Group Incorporated 6.875%, 02/15/2038	25,000,000	23,139,950
WellPoint, Inc., 6.375%, 06/15/2037	27,000,000	24,755,733
		47,895,683
Media — 2.1%
AOL Time Warner Inc. 7.700%, 05/01/2032	10,000,000	9,826,660

Oil Refining — 5.4%
Valero Energy Corporation 6.625%, 06/15/2037	30,000,000	25,593,600

Telephone — 4.9%
AT&T Corp. 6.400%, 05/15/2038	24,000,000	23,493,888

TOTAL BONDS (Identified cost $125,206,304)		134,513,607

SHORT-TERM INVESTMENT — 0.4% OF TOTAL NET ASSETS

American Express Credit Corporation, 0.140%, 07/01/09 (Cost $2,080,000)	2,080,000	2,080,000

TOTAL INVESTMENTS — 98.3% (Identified cost $440,717,528)		469,488,657
Cash and receivables		23,139,055
Liabilities		(14,835,200)
TOTAL NET ASSETS — 100.0%		$477,792,512

(a)

See Note 1A.

(b)

Non-income producing security.

(c)

An American Depositary Receipt (ADR) is a certificate issued by a U.S. bank representing the right to receive securities of the foreign issuer described. The values of ADRs are significantly influenced by trading on exchanges not located in the United States or Canada.

See accompanying notes to financial statements.

CGM MUTUAL FUND

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2009

(unaudited)

Assets

Investments at value (Identified cost —$440,717,528)		$ 469,488,657
Cash		2,528
Receivable for:
Securities sold	$21,494,772
Shares of the Fund sold	70,208
Dividends and interest	1,571,547	23,136,527
Total assets		492,627,712
Liabilities
Payable for:
Securities purchased	13,985,266
Shares of the Fund redeemed	358,208	14,343,474
Accrued expenses:
Management fees	355,993
Trustees’ fees	15,742
Accounting, administration and compliance expenses	12,112
Transfer agent fees	63,855
Other expenses	44,024	491,726
Total liabilities		14,835,200
Net Assets		$ 477,792,512
Net assets consist of:
Capital paid-in		$ 610,272,468
Undistributed net investment income		2,353,835
Accumulated net realized losses on investments		(163,604,920)
Net unrealized appreciation on investments		28,771,129
Net Assets		$ 477,792,512
Shares of beneficial interest outstanding, no par value		21,962,524
Net asset value per share*		$21.75

*

Shares of the Fund are sold and redeemed at net asset value ($477,792,512 ÷ 21,962,524).

STATEMENT OF OPERATIONS

Six Months Ended June 30, 2009

(unaudited)

Investment Income

Income:
Dividends	$ 2,365,695
Interest	5,697,902
8,063,597
Expenses:
Management fees	2,121,466
Trustees’ fees	31,632
Accounting, administration and compliance expenses	72,672
Custodian fees and expenses	43,237
Transfer agent fees	238,924
Audit and tax services	19,950
Legal	24,963
Printing	36,321
Registration fees	26,303
Miscellaneous expenses	1,295
2,616,763
Net investment income	5,446,834

Realized and Unrealized Gain (Loss) on Investments
Net realized losses on investments	(37,963,082)
Net unrealized appreciation	17,273,689
Net realized and unrealized losses on investments	(20,689,393)
Change in Net Assets from Operations	$(15,242,559)

See accompanying notes to financial statements.

CGM MUTUAL FUND

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2009 (unaudited)	Year Ended December 31, 2008
From Operations
Net investment income	$ 5,446,834	$ 6,518,380
Net realized losses on investments and foreign currency transactions	(37,963,082)	(121,834,635)
Net unrealized appreciation (depreciation)	17,273,689	(80,610,010)
Change in net assets from operations	(15,242,559)	(195,926,265)

From Distributions to Shareholders
Net investment income	(3,092,999)	(6,501,796)
	(3,092,999)	(6,501,796)
From Capital Share Transactions
Proceeds from sale of shares	34,447,250	130,222,450
Net asset value of shares issued in connection with reinvestment of:
Dividends from net investment income	2,720,106	5,749,772
	37,167,356	135,972,222
Cost of shares redeemed	(30,926,641)	(91,779,247)
Change in net assets derived from capital share transactions	6,240,715	44,192,975
Total change in net assets	(12,094,843)	(158,235,086)
Net Assets
Beginning of period	489,887,355	648,122,441
End of period (includes undistributed net investment income of $2,353,835 and $0 at June 30, 2009 and December 31, 2008, respectively)	$ 477,792,512	$ 489,887,355
Number of shares of the Fund:
Issued from sale of shares	1,582,237	4,444,761
Issued in connection with reinvestment of:
Dividends from net investment income	126,987	223,864
	1,709,224	4,668,625
Redeemed	(1,462,157)	(3,337,513)
Net change	247,067	1,331,112

See accompanying notes to financial statements.

CGM MUTUAL FUND

FINANCIAL HIGHLIGHTS

	Six Months Ended June 30, 2009		For the Year Ended December 31,
	(unaudited)		2008	2007	2006	2005	2004

For a share of the Fund outstanding throughout each period: Net asset value at beginning of period	$22.56		$31.80	$27.78	$27.89	$25.33	$23.00
Net investment income (a)(b)	0.25		0.31	0.32	0.45	0.30	0.16
Net realized and unrealized gains (losses) on investments and foreign currency transactions	(0.92)		(9.25)	10.33	1.09	3.40	2.33
Total from investment operations	(0.67)		(8.94)	10.65	1.54	3.70	2.49
Dividends from net investment income	(0.14)		(0.30)	(0.33)	(0.45)	(0.31)	(0.16)
Distribution from net short-term realized gains	—		—	(6.22)	(1.20)	—	—
Distribution from net long-term realized gains	—		—	(0.08)	—	(0.83)	—
Total distributions	(0.14)		(0.30)	(6.63)	(1.65)	(1.14)	(0.16)
Net increase (decrease) in net asset value	(0.81)		(9.24)	4.02	(0.11)	2.56	2.33
Net asset value at end of period	$21.75		$22.56	$31.80	$27.78	$27.89	$25.33

Total return (%)	(3.0)		(28.2)	38.5	5.5	14.6	10.9	(c)

Ratios: Operating expenses to average net assets (%)	1.11	*	1.05	1.05	1.07	1.09	1.02
Operating expenses to average net assets before management fee waiver (%)	N/A		N/A	N/A	N/A	N/A	1.11
Net investment income to average net assets (%)	2.31	*	1.07	1.03	1.55	1.09	0.68
Portfolio turnover (%)	552	*	466	444	504	336	314
Net assets at end of period (in thousands) ($)	477,793		489,887	648,122	504,574	514,612	481,443

(a) Net of management fee waiver which amounted to ($)	N/A		N/A	N/A	N/A	N/A	0.02

(b) Per share net investment income has been calculated using the average shares outstanding during the period.

(c) The total return would have been lower had the management fee not been reduced during the period.

 *   Computed on an annualized basis.

See accompanying notes to financial statements.

CGM MUTUAL FUND

NOTES TO FINANCIAL STATEMENTS — June 30, 2009

(unaudited)

1.

The Fund is a diversified series of CGM Trust which is organized as a Massachusetts business trust under the laws of Massachusetts pursuant to an Agreement and Declaration of Trust. The Trust is registered under the Investment Company Act of 1940 as an open-end management investment company. The Trust has two other Funds whose financial statements are not presented herein. The Fund commenced operations on November 5, 1929. The Fund’s objective is reasonable long-term capital appreciation with a prudent approach to protection of capital from undue risks. Current income is a consideration in the selection of the Fund’s portfolio securities, but it is not a controlling factor.

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

A.

Security valuation — Equity securities are valued on the basis of valuations furnished by a pricing service, authorized by the Board of Trustees. Equity securities listed or regularly traded on a securities exchange or in the over-the-counter (“OTC”) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. For securities with no sale reported, the last reported bid price is used. Corporate debt securities are valued on the basis of valuations furnished by a pricing service, authorized by the Board of Trustees, which determines valuations for normal, institutional-size trading units of such securities using market information, transactions for comparable securities and various relationships between securities which are generally recognized by institutional traders. United States government debt securities are valued at the current closing bid, as last reported by a pricing service approved by the Board of Trustees. Short-term investments having a maturity of sixty days or less are stated at amortized cost, which approximates value. Other assets and securities which are not readily marketable will be valued in good faith at fair value using methods determined by the Board of Trustees.

B.

Security transactions and related investment income — Security transactions are accounted for on the trade date (date the order to buy or sell is executed) and dividend income is recorded on the ex-dividend date net of applicable foreign taxes. Interest income is recorded on an accrual basis and includes amortization of premium and discount. Net gain or loss on securities sold is determined on the identified cost basis. Dividend payments received by the Fund from its investment in real estate investment trusts (“REITs”) may be comprised of ordinary income, capital gains, and return of capital and as such are recorded as dividend income, capital gains or a reduction to security cost, as appropriate.

C.

Federal income taxes — It is the Fund’s policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies, and to distribute to its shareholders all of its taxable income and net realized capital gains, within the prescribed time period. Accordingly, no provision for federal income tax has been made. The Fund adopted the provisions of the Financial Accounting Standards Board (“FASB”) Interpretation No. 48, Accounting for Uncertainty in Income Taxes, an interpretation of FASB Statement 109 (“FIN 48”), on January 1, 2007. FIN 48 prescribes a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. The implementation of FIN 48, which included a review of the Fund’s tax return of each of

CGM MUTUAL FUND

NOTES TO FINANCIAL STATEMENTS (continued)

(unaudited)

the three open tax years, did not result in any unrecognized tax benefits in the accompanying financial statements. Management’s conclusion regarding FIN 48 may be subject to review and adjustment at a later date based on factors including, ongoing analysis of tax laws, regulations and interpretations thereof.

At December 31, 2008, the Fund had available for tax purposes, capital loss carryovers of $124,560,675 expiring December 31, 2016.

As of December 31, 2008, the components of distributable earnings on a tax basis were as follows:

Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Net Unrealized Appreciation/ (Depreciation)
$ —	$ —	$10,416,277

The identified cost of investments in securities owned by the Fund for federal income tax purposes, and their respective gross unrealized appreciation and depreciation at June 30, 2009 was as follows:

Identified Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation
$445,478,034	$31,376,557	$(7,365,934)	$24,010,623

D.

Dividends and distributions to shareholders — Dividends and distributions are recorded by the Fund on the ex-dividend date. The classification of income and capital gains distributions is determined in accordance with income tax regulations. Distributions from net investment income and short-term capital gains are treated as ordinary income for income tax purposes. Permanent book and tax differences relating to shareholder distributions may result in reclassifications to paid-in capital or accumulated realized gain/loss. These differences are primarily related to foreign exchange gains/losses. The Fund also utilized earnings and profits distributed to shareholders on redemption of shares as a part of the dividend deduction for income tax purposes. Undistributed net investment income or accumulated net investment loss may include temporary book and tax differences such as tax deferral of losses on wash sales, which will reverse in a subsequent period. Any taxable income or gain remaining at fiscal year end is distributed in the following year.

The tax character of distributions paid during the period ended December 31, 2008 and 2007, were as follows:

Year	Ordinary Income	Long-Term Capital Gains	Total
2008	$ 6,501,796	$ —	$ 6,501,796
2007	$112,705,734	$ 1,480,849	$114,186,583

E.

Foreign currency translation — All assets and liabilities initially expressed in terms of foreign currencies are translated into U.S. dollars. Transactions affecting statement of operations accounts and net realized gain/(loss) on investments are translated at the rates prevailing at the dates of the transactions. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments. Reported net realized foreign exchange gains or losses arise from sales of foreign currency, currency gains or losses

CGM MUTUAL FUND

NOTES TO FINANCIAL STATEMENTS (continued)

(unaudited)

realized between the trade and settlement dates on securities transactions and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains or losses arise from changes in the value of assets and liabilities other than investments in securities at the end of the period, resulting from changes in the exchange rate.

F.

Indemnities — In the normal course of business, the Fund may enter into contracts that provide indemnities to third parties for various potential losses and claims. The Fund’s maximum exposure under these arrangements is unknown as this would depend on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

2.

Risks and Uncertainties

A.

Risks associated with focused investing — The Fund, although diversified, takes a focused approach to investing within particular industries or sectors of the economy or in a relatively small number of individual holdings. Therefore, the Fund may be subject to greater price volatility or be adversely affected by the performance of particular industries, sectors, or individual holdings than would a more diversified fund. In addition, funds that invest more heavily in certain industries, sectors or individual holdings are particularly susceptible to the impact of market, economic, regulatory and other factors affecting those investments.

B.

Risks associated with foreign investments — The Fund may invest in securities issued by institutions, corporations and governments established by or located in foreign countries, which may be developed or undeveloped countries. Investing in foreign securities may involve significant risks. For example, there is generally less publicly available information about foreign companies, particularly those not subject to the disclosure and reporting requirements of the U.S. securities laws. Foreign issuers are generally not bound by uniform accounting, auditing, and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers. Investments in foreign securities also involve the risk of possible adverse changes in investment or exchange control regulations, expropriation or confiscatory taxation, limitation on the removal of the Fund or other assets of the Fund, political or financial instability or diplomatic and other developments which could affect such investments. Foreign stock markets, while growing in volume and sophistication, are generally not as developed as those in the United States, and securities of some foreign issuers (particularly those located in developing countries) may be less liquid and more volatile than securities of comparable U.S. companies. In general, there is less overall governmental supervision and regulation of foreign securities markets, broker-dealers and issuers than in the United States. Additionally, because some foreign securities the Fund may acquire are purchased with and payable in foreign currencies, the value of these assets as measured in U.S. dollars may be affected favorably or unfavorably by changes in currency rates and exchange control regulations.

The Fund’s Prospectus and Statement of Additional Information contain additional information on other risks and uncertainties relating to the Fund’s investments.

CGM MUTUAL FUND

NOTES TO FINANCIAL STATEMENTS (continued)

(unaudited)

3.

Purchases and sales of securities — For the period ended June 30, 2009, purchases and sales of securities other than United States government obligations and short-term investments aggregated $1,290,284,631 and $1,283,962,470 respectively. There were no purchases or sales of long-term United States government obligations.

4.

Fees and expenses

A.

Management fees — During the period ended June 30, 2009, the Fund incurred management fees of $2,121,466, paid or payable to the Fund’s investment adviser, Capital Growth Management Limited Partnership (“CGM”), certain officers and employees of which are also officers and trustees of the Fund. The management agreement provides for a fee at the annual rate of 0.90% on the first $500 million of the Fund’s average daily net assets, 0.80% of the next $500 million and 0.75% of such assets in excess of $1 billion.

B.

Other expenses — CGM performs certain administrative, accounting, compliance and other services for the Fund. The expenses of those services, which were paid to CGM by the Fund, include the following: (i) expenses for personnel performing bookkeeping, accounting and financial reporting functions and clerical functions relating to the Fund; (ii) expenses for services required in connection with the preparation of registration statements and prospectuses, shareholder reports and notices, proxy solicitation material furnished to shareholders of the Fund or regulatory authorities and reports and questionnaires for SEC compliance; (iii) registration, filing and other fees in connection with requirements of regulatory authorities and (iv) compliance in connection to the Investment Company Act of 1940 and the Sarbanes Oxley Act of 2002. The accounting, administration and compliance expense of $72,672, for the period ended June 30, 2009, is shown separately in the financial statements. These expenses include the reimbursement of a portion of the compensation expenses incurred by CGM for its employees who provide these administrative, accounting, compliance, and other services to the Fund, including $61,297 of the salaries of CGM employees who are officers of the Fund.

C.

Trustees fees and expenses — The Fund does not pay any compensation directly to any trustees who are officers or employees of CGM, or any affiliate of CGM (other than registered investment companies). For the period ending December 31, 2009, each disinterested trustee will be compensated by the Trust with an annual fee of $70,000 plus travel expenses for each meeting attended. The disinterested trustees are responsible for the audit committee functions of the Trust’s Board and have designated a chairman to oversee those functions who receives an additional $30,000 annually. Of these amounts, the Fund is responsible for $10,000 per trustee annually, plus an annual variable fee calculated based on the proportion of the Fund’s average net assets relative to the aggregate average net assets of the Trust.

5.

Subsequent events review — Management of CGM Mutual Fund has performed an evaluation of subsequent events for the period July 1, 2009 through August 14, 2009, which is the date the financial statements were available to be issued.

6.

FASB 157 — In September 2006, FASB issued Statement of Financial Accounting Standards No. 157, (FAS 157) ‘‘Fair Value Measurements’’, effective for fiscal years beginning after November 15, 2007. The Fund adopted the provisions of FAS 157 on January 1, 2008. FAS 157 defines fair value, establishes a framework

CGM MUTUAL FUND

NOTES TO FINANCIAL STATEMENTS (continued)

(unaudited)

for measuring fair value in accordance with generally accepted accounting principles and expands disclosure about fair value measurements.

In accordance with FAS 157, the Fund may use valuation techniques consistent with the market, income, and cost approach to measure fair value. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable assets or liabilities. The income approach uses valuation techniques to convert future amounts (cash flows, earnings) to a single present amount. The cost approach is based on the amount that currently would be required to replace the service capacity of an asset. To increase consistency and comparability in fair value measurements and related disclosures, the Fund utilizes a fair value hierarchy which prioritizes the various inputs to valuation techniques used to measure fair value into three broad levels:

•

Level 1 – Prices determined using: quoted prices in active markets for identical securities

•

Level 2 – Prices determined using: other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment spreads, credit risk, etc.)

•

Level 3 – Prices determined using: significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s management’s assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available in the circumstances.

CGM MUTUAL FUND

NOTES TO FINANCIAL STATEMENTS (continued)

(unaudited)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value CGM Mutual Fund’s investments as of June 30, 2009:

	Valuation Inputs
	Level 1- Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
INVESTMENTS IN SECURITIES	$ 332,895,050	$ 136,593,607	$ —	$ 469,488,657
INVESTMENTS IN EQUITIES	$ 332,895,050	$ —	$ —	$ 332,895,050
Auto and Related	58,338,800	—	—	58,338,800
Banks - Money Center	101,306,200	—	—	101,306,200
Computer Software and Services	25,291,560	—	—	25,291,560
Copper	19,418,000			19,418,000
Drugs	23,990,400	—	—	23,990,400
Hotel and Restaurants	21,271,300	—	—	21,271,300
Oil - Independent Production	30,861,500	—	—	30,861,500
Retail	26,700,300	—	—	26,700,300
Technology	25,716,990	—	—	25,716,990

INVESTMENTS IN DEBT	$ —	$ 136,593,607	$ —	$ 136,593,607
Corporate	—	134,513,607		134,513,607
Commercial Paper	—	2,080,000	—	2,080,000

INVESTMENTS IN OTHER FINANCIAL INSTRUMENTS	$ —	$ —	$ —	$ —
TOTAL	$ 332,895,050	$ 136,593,607	$ —	$ 469,488,657

When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all the securities, or when trading in a security is halted, these procedures may be used. The frequency with which these procedures are used is unpredictable. The valuation procedures may result in a change to a particular security’s assigned level within the fair value hierarchy described above. The value of securities used for NAV calculation under these procedures may differ from published prices for the same securities.

CGM MUTUAL FUND

FUND EXPENSES

As a shareholder of CGM Mutual Fund, you incur two types of costs: (1) transaction costs, which could include, among other charges, wire fees and custodial maintenance fees for certain types of accounts and (2) ongoing costs, including management fees and other Fund expenses.

This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period January 1, 2009 to June 30, 2009.

Actual return and expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled ‘‘Expenses Paid During Period’’ to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as any wire fees or custodial maintenance fees that may be payable. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 1/01/09	Ending Account Value 6/30/09	Expenses Paid During Period* 1/01/09 – 6/30/09
Actual	$1,000.00	$970.40	$5.42
Hypothetical (5% return before expenses)	$1,000.00	$1,019.29	$5.56

*

Expenses are equal to the Fund’s annualized expense ratio of 1.11%, multiplied by the average account value over the period multiplied by 181/365 (to reflect the one-half year period).

CGM MUTUAL FUND

25 YEAR INVESTMENT RECORD DECEMBER 31, 1983 — JUNE 30, 2009 (unaudited)
IF YOU HAD PURCHASED ONE SHARE OF THE FUND ON DECEMBER 31, 1983
On December 31	— AND HAD TAKEN ALL DIVIDENDS AND DISTRIBUTIONS IN CASH			OR — HAD REINVESTED ALL DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS IN ADDITIONAL SHARES
	The Net Asset Value of Your Shares Would Have Been	During the Year You Would Have Received		The Value of Your Original Investment At Each Year End Would Have Been	Which Would Represent
		Per Share Capital Gains Distributions of	Per Share Income Distributions of		An Annual Total Return of	A Cumulative Change Expressed As An Index With December 31, 1983 = 100.0
1983 1984 1985 1986 1987 1988 1989 1990 1991 1992 1993 1994 1995 1996 1997 1998 1999 2000 2001 2002 2003 2004 2005 2006 2007 2008 2009 (6/30) Totals	$18.81 17.01 21.53 22.86 20.40 19.94 22.34 21.64 26.80 26.02 28.88 25.05 29.43 31.42 25.52 26.36 27.28 23.38 20.47 16.65 23.00 25.33 27.89 27.78 31.80 22.56 21.75	$ 1.86 — 2.75 4.52 — 0.95 — 2.64 1.42 1.93 — 0.89 4.15 7.81 0.25 3.54 — — — — — 0.83 1.20 6.30 — — $41.04	$ 0.95 1.08 0.94 1.06 1.10 0.93 0.93* 0.97 0.93 0.86 1.04 0.77 0.74 0.67 0.98 0.84 0.73 0.20 0.41 0.23 0.16 0.31 0.45 0.33 0.30 0.14 $18.05	$ 20.00 26.90 33.65 38.26 39.48 48.05 48.58 68.45 72.63 88.46 79.88 99.29 122.82 132.89 143.79 173.27 153.17 135.40 112.52 157.19 174.32 199.77 210.76 291.90 209.58 203.29	+ 6.3% + 34.5 + 25.1 + 13.7 + 3.2 + 21.7 + 1.1 + 40.9 + 6.1 + 21.8 – 9.7 + 24.3 + 23.7 + 8.2 + 8.2 + 20.5 – 11.6 – 11.6 – 16.9 + 39.7 + 10.9 + 14.6 + 5.5 + 38.5 – 28.2 – 3.0 + 980.6	100.0 106.3 143.0 178.9 203.4 209.9 255.4 258.2 363.8 386.0 470.1 424.5 527.7 652.8 706.3 764.2 920.9 814.1 719.7 598.1 835.5 926.6 1061.9 1120.3 1551.6 1114.0 1080.6
* Includes $0.05 per share distributed from paid-in capital. Shares were first offered on November 5, 1929; the net asset value per share, adjusted for stock splits and dividends, was $8.33.

The performance data contained in this report represent past performance, which is no guarantee of future results. The table above does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The investment return on, and the principal value of, an investment in the Fund fluctuate so that investors’ shares, when redeemed, may be worth more or less than the original cost. Current performance may be lower or higher than the performance data quoted. The advisor waived $0.02 and $0.02 per share of management fee in 2003 and 2004, respectively. Otherwise, the annual total return for 2003 and 2004 and cumulative 25-year return would have been lower.

CGM MUTUAL FUND

ADDITIONAL INFORMATION

(unaudited)

Availability of proxy voting information:

Proxy voting policies and information regarding how the Fund voted proxies relating to portfolio securities during the twelve month period ended June 30, 2009 are available without charge, upon request by calling 1-800-345-4048. The policies also appear in the Fund’s Statement of Additional Information, which can be found on the SEC’s website, http://www.sec.gov. The voting records can also be found on the SEC’s website on the N-PX filing.

Portfolio holdings:

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Advisory Agreement Approval:

In considering renewal of the advisory agreement, during meetings held in March and April 2009, the Board of Trustees of the Fund (the ‘‘Board’’) considered the following factors and came to the following conclusions:

1.

The Board considered the nature, extent, quality and scope of the investment advisory and administrative services provided by CGM to the Fund. The Board agreed that the quality of the CGM professional team working on the Fund was very high, and was satisfied with the quality of CGM’s advisory and administrative services.

2.

The Board considered the investment performance of the Fund and CGM and reviewed information regarding the performance of the Fund as compared to market indices and a peer group of other balanced funds selected and provided by Lipper, Inc., an independent provider of investment company data. The Board noted the strong performance of the Fund for the three-year, five-year and ten-year periods ended December 31, 2008 and that for such time periods the Fund (a) exceeded the median performance of the other mutual funds included in the Lipper reports, and (b) outperformed the S&P 500 Index. Despite the poor performance for the one-year period ended December 31, 2008, the Board agreed that this performance reflected in large measure the focus of CGM on long-term performance in managing the Fund’s assets, including taking advantage of strategic trends in the economy that might take some time to develop. The Board acknowledged that, while for some periods this focus on long-term performance might cause the Fund to lag other comparable mutual funds with a more short-term focus, over the longer term CGM’s approach had proven its worth.

3.

The Board discussed the costs of the services provided and profits realized by CGM from the relationship with the mutual funds advised by CGM and each of the separate accounts managed by CGM. The Board also compared the profit margins of CGM with public information on the profit margins of some publicly held investment advisory firms. The Board found that CGM’s profit margins were reasonable and not excessive.

4.

The Board discussed with CGM whether economies of scale might be realized with growth in the Fund. Given the relatively small size of the Fund and CGM’s investment style, the Board determined that it would not be advisable at this time to seek to make adjustments to the break point structure of the advisory fees paid by the Fund.

CGM MUTUAL FUND

ADDITIONAL INFORMATION (continued)

(unaudited)

5.

The Board received and considered information comparing the advisory fees paid by the Fund and the overall expenses borne by the Fund with those of funds in the relevant expense universe as selected and provided by Lipper, Inc. The Board noted that the overall expense ratio of the Fund was above the median overall expense ratios of other mutual funds included in the Lipper reports, but concluded that this was reasonable due to the fact that the Fund maintained a higher percentage of equities in its portfolio and had a more active investment style than many other balanced mutual funds. The Board also reviewed information regarding fees charged by CGM to its other clients, including its separate account clients. CGM reviewed with the Board the significant differences in scope of services provided to the Fund and to those other clients, noting that the Fund required a greater allocation of management’s time as a result of its differing investment mandate and the fact that it is a publicly offered investment vehicle. The Board discussed the fee comparisons in light of the differences required to manage these different types of accounts. Based on these comparisons, the Board concluded that the advisory fees paid by the Fund and the overall expenses borne by the Fund were reasonable and competitive.

In addition to the foregoing, in light of the fact that CGM could potentially benefit from soft dollar arrangements of the Fund, the Board of Trustees reviewed the brokerage commissions of the Fund and concluded that the brokerage commissions were reasonable, particularly given the Fund’s relatively small size and focus on best execution.

CGM MUTUAL FUND

BOARD OF TRUSTEES

PETER O. BROWN

G. KENNETH HEEBNER

MARK W. HOLLAND

ROBERT L. KEMP

JAMES VAN DYKE QUEREAU, JR.

J. BAUR WHITTLESEY

OFFICERS

ROBERT L. KEMP, President

G. KENNETH HEEBNER, Vice President

DAVID C. FIETZE, Chief Compliance Officer

KATHLEEN S. HAUGHTON, Vice President

JEM A. HUDGINS, Treasurer

LESLIE A. LAKE, Vice President and Secretary

MARTHA I. MAGUIRE, Vice President

MARY L. STONE, Assistant Vice President

INVESTMENT ADVISER

CAPITAL GROWTH MANAGEMENT LIMITED

PARTNERSHIP

Boston, Massachusetts 02110

TRANSFER AND DIVIDEND PAYING

AGENT AND CUSTODIAN OF ASSETS

STATE STREET BANK AND TRUST COMPANY

Boston, Massachusetts 02111

SHAREHOLDER SERVICING AGENT

FOR STATE STREET BANK AND

TRUST COMPANY

BOSTON FINANCIAL DATA SERVICES, INC.

P.O. Box 8511

Boston, Massachusetts 02266-8511

INVESTMENT ADVISER

CAPITAL GROWTH MANAGEMENT LIMITED

PARTNERSHIP

Boston, Massachusetts 02110

TELEPHONE NUMBERS

For information about:

■

Account Procedures and Status

■

Redemptions

■

Exchanges

Call 800-343-5678

■

New Account Procedures

■

Prospectuses

■

Performance

■

Proxy Voting Policies and Voting Records

■

Complete Schedule of Portfolio Holdings

for the 1st & 3rd Quarters (as filed on Form N-Q)

Call 800-345-4048

MAILING ADDRESS

CGM Shareholder Services

c/o Boston Financial Data Services

P.O. Box 8511

Boston, MA 02266-8511

WEBSITE

http://www.cgmfunds.com

This report has been prepared for the shareholders of the Fund and is not authorized for distribution to current or prospective investors in the Fund unless it is accompanied or preceded by a prospectus.

MQR209

Printed in U.S.A.

CGM

Realty Fund

61th Quarterly Report

June 30, 2009

A No-Load Fund

Investment Adviser Capital Growth Management Limited Partnership

To Our Shareholders:

CGM Realty Fund returned 30.4% during the second quarter of 2009 compared to the unmanaged Standard and Poor’s 500 Index which increased 15.9% and the FTSE NAREIT Equity REITs Index which rose 28.9% over the same period. For the first six months of the year, CGM Realty Fund returned –6.6%, the unmanaged S&P 500 Index, 3.2% and the FTSE NAREIT Equity REITs Index, –12.2%.

An optimistic U.S. equity market began its move up on March 10, 2009, hopeful that credit lines would soon reopen and investors would gradually assume more risk. Following in the market’s wake was the April Consumer Confidence Index number which rose 13.9 points to 40.8. Other economic indicators suggested the contraction was drawing to an end and even some of the less promising economic news made public in April—such as first quarter Real Gross Domestic Product which declined –5.5% in the previous quarter—had already been factored into the market and failed to discourage equity investors.

In early May, the government released the results of its “stress tests” on 19 major banks concluding the banks should raise approximately $75 billion in additional capital as a cushion against further financial erosion from the recession. In less than a month, the banks bested that figure by raising roughly $85 billion and thereby signaling the capital markets were alive and functioning once again. Not much later, pending regulation of executive compensation for recipients of funds from the Troubled Asset Relief Program (TARP) provided incentive to ten of the large banks to petition the government for permission to repay their TARP funds, which they did to the tune of $68 billion on June 10.

The second quarter was historic for a number of reasons, but perhaps none more so than the restructuring of the U.S. automotive industry. On May 14 and 15, Chrysler and General Motors announced the closing of 789 and 1,100 dealerships respectively, laying off some 80,000 employees in the process. When General Motors declared bankruptcy on June 1, the number of shuttered GM dealerships jumped to 2,600, labor contracts were rewritten and entire car lines were put up for sale or eliminated entirely.

Unemployment was a problem even before the cuts in the automobile industry though the overall number of new job losses had already started to subside from 652,000 in March to 519,000 in April and 322,000 in May (though June’s numbers show an uptick to 467,000). Despite predictions to the contrary, Durable Goods Orders were up 1.8% in May and Consumer Confidence made another jump from 40.8 in April to 54.8 in May (though with a slight retreat to 49.3 by the end of June).

The federal government’s expansive fiscal policy and the Federal Reserve’s easy money policy drove interest rates to a point where the average 30-year fixed mortgage rate dropped to 4.8% in April. However, since then, the average 30-year fixed mortgage rate has risen to 5.48% on June 30 and whether it be construed as an indicator of prospective recovery or a mirror of inflationary fears, the interest rate on 10-year U.S. Treasury bonds climbed from a low of 2.49% in March to 3.52% at the end of June. While there are always worries about inflation any time the Fed floods the economy with dollars, we believe the current 9.5% high unemployment rate and a domestic manufacturing capacity utilization rate of only 68% should inhibit inflationary pressure for the intermediate future. For the time being, the Federal Reserve Board is maintaining its target rate of 0%-.25% for Federal Funds and at the conclusion of its meeting in late June, issued the statement: “inflation will remain subdued for some time.” If true, the recovery should continue with little danger of higher mortgage rates choking off its progress. We believe the equity market will gradually reflect the healing process of the economy which appears to be now underway.

On June 30, 2009, CGM Realty Fund was approximately 98% invested in real estate investment trusts: 40% in retail REITs; 20% in mortgage REITs; 9% in industrial and office REITs; 9% in lodging and resort REITs; 8% in specialty REITs and 12% in residential, diversified and health care REITs combined. The Fund’s largest holdings were in the following REITs: Annaly Capital Management, Inc. (mortgage), The Macerich Company (retail) and Federal Realty Investment Trust (retail).

Robert L. Kemp President

July 1, 2009

1

CGM REALTY FUND

INVESTMENT PERFORMANCE

(unaudited)

Total Return for Periods Ended June 30, 2009

	The Fund’s Cumulative Total Return	The Fund’s Average Annual Total Return
10 Years	+262.3%	+13.7%
5 Years	+ 43.4	+ 7.5
1 Year	– 52.4	–52.4
3 Months	+ 30.4	—

The performance data contained in this report represent past performance, which is no guarantee of future results. The table above does not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares and assumes the reinvestment of all Fund distributions. The investment return and principal value of an investment in the Fund will fluctuate so that investors’ shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted.

See the Schedule of Investments on pages 3 and 4 for the percentage of net assets of the Fund invested in particular industries as of June 30, 2009.

2

CGM REALTY FUND

INVESTMENTS as of June 30, 2009

(unaudited)

REAL ESTATE INVESTMENTS TRUSTS — 97.9% OF TOTAL NET ASSETS

	Shares	Value(a)

Diversified — 3.7%
Vornado Realty Trust	729,259	$ 32,838,532

Healthcare — 4.5%
Ventas, Inc.	1,340,000	40,012,400

Lodging — 8.6%
DiamondRock Hospitality Company	2,050,000	12,833,000
Host Hotels & Resorts, Inc.	5,400,000	45,306,000
LaSalle Hotel Properties	1,550,000	19,127,000
		77,266,000
Mortgage — 20.1%
American Capital Agency Corp.	116,800	2,682,896
Annaly Capital Management, Inc.	7,620,000	115,366,800
Chimera Investment Corporation	13,600,000	47,464,000
Hatteras Financial Corp.	536,000	15,324,240
		180,837,936
Office and Industrial — 9.4%
Alexandria Real Estate Equities, Inc.	1,217,400	43,570,746
Douglas Emmett, Inc.	4,500,000	40,455,000
		84,025,746
Residential — 3.9%
AvalonBay Communities, Inc.	620,000	34,682,800

Retail — 40.2%
CBL & Associates Properties, Inc.	30,000	161,700
Developers Diversified Realty Corporation (b)	11,126,276	54,296,227
Federal Realty Investment Trust	1,420,000	73,158,400
Simon Property Group, Inc.	1,120,832	57,644,390
Tanger Factory Outlet Centers, Inc.	1,094,600	35,497,878
Taubman Centers, Inc.	2,290,000	61,509,400
The Macerich Company (b)	4,487,718	79,028,714
		361,296,709
Specialty — 7.5%
Digital Realty Trust, Inc.	1,885,400	67,591,590

TOTAL REAL ESTATE INVESTMENT TRUSTS (Identified cost $1,132,028,640)		878,551,713

See accompanying notes to financial statements.

3

CGM REALTY FUND

INVESTMENTS as of June 30, 2009 (continued)

(unaudited)

SHORT-TERM INVESTMENT — 1.0% OF TOTAL NET ASSETS

	Face Amount	Value(a)

American Express Credit Corporation, 0.140%, 7/01/09 (Cost $9,410,000)	$9,410,000	$ 9,410,000

TOTAL INVESTMENTS — 98.9% (Identified cost $1,141,438,640)		887,961,713
Cash and receivables		14,855,686
Liabilities		(5,022,741)
TOTAL NET ASSETS — 100.0%		$897,794,658

(a)

See Note 1A.

(b)

Non-controlled affiliate (See Note 8).

See accompanying notes to financial statements.

4

CGM REALTY FUND

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2009

(unaudited)

Assets

Investments at value:
Unaffiliated issuers (Identified cost — $989,760,797)	$754,636,772
Non-controlled affiliates (Identified cost—$151,677,843)	133,324,941	$ 887,961,713
Cash		239
Receivable for:
Securities sold	3,709,436
Shares of the Fund sold	727,279
Dividends and interest	10,418,732	14,855,447
Total assets		902,817,399
Liabilities
Payable for:
Securities purchased	2,150,735
Shares of the Fund redeemed	2,035,100
Tax withholding liability	892	4,186,727
Accrued expenses:
Management fees	600,790
Trustees’ fees	20,302
Accounting, administration and compliance expenses	19,398
Transfer agent fees	87,876
Other expenses	107,648	836,014
Total liabilities		5,022,741
Net Assets		$ 897,794,658
Net assets consist of:
Capital paid-in		$1,653,520,962
Undistributed net investment income		14,655,833
Accumulated net realized losses on investments		(516,905,210)
Net unrealized depreciation on investments		(253,476,927)
Net Assets		$ 897,794,658
Shares of beneficial interest outstanding, no par value		60,010,868
Net asset value per share*		$14.96

*

Shares of the Fund are sold and redeemed at net asset value ($897,794,658 ÷ 60,010,868).

STATEMENT OF OPERATIONS

Six Months Ended June 30, 2009

(unaudited)

Investment Income

Income:
Dividends (net of withholding tax of $28,823 and includes $7,599,892 from non-controlled affiliated issuers)	$ 29,516,479
Interest	8,065
29,524,544
Expenses:
Management fees	3,391,866
Trustees’ fees	40,752
Accounting, administration and compliance expenses	116,388
Custodian fees and expenses	62,748
Transfer agent fees	290,369
Audit and tax services	19,950
Legal	43,120
Printing	54,381
Registration fees	33,823
Line of credit commitment fee	10,139
Miscellaneous expenses	2,685
4,066,221
Net investment income	25,458,323

Realized and Unrealized Gain (Loss) on Investments
Net realized losses on investments (including net realized loss of $44,905,314 on sales of investments in non-controlled affiliated issuers)	(223,859,167)
Net unrealized appreciation (including unrealized appreciation of $106,967,754 in non-controlled affiliated issuers)	115,969,666
Net realized and unrealized losses on investments	(107,889,501)
Change in Net Assets from Operations	$ (82,431,178)

See accompanying notes to financial statements.

5

CGM REALTY FUND

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2009 (unaudited)	Year Ended December 31, 2008
From Operations
Net investment income	$ 25,458,323	$ 49,877,808
Net realized losses on investments	(223,859,167)	(293,046,043)
Net unrealized appreciation (depreciation)	115,969,666	(839,990,914)
Change in net assets from operations	(82,431,178)	(1,083,159,149)

From Distributions to Shareholders
Net investment income	(10,802,490)	(41,077,152)
	(10,802,490)	(41,077,152)

From Capital Share Transactions
Proceeds from sale of shares	70,390,487	794,360,696
Net asset value of shares issued in connection with reinvestment of:
Dividends from net investment income	8,323,255	31,630,494
	78,713,742	825,991,190
Cost of shares redeemed	(129,747,989)	(658,153,090)
Change in net assets derived from capital share transactions	(51,034,247)	167,838,100
Total change in net assets	(144,267,915)	(956,398,201)

Net Assets
Beginning of period	1,042,062,573	1,998,460,774
End of period (including undistributed net investment income of $14,655,833 and $0 at June 30, 2009 and December 31, 2008, respectively)	$ 897,794,658	$1,042,062,573

Number of shares of the Fund:
Issued from sale of shares	5,092,351	26,769,377
Issued in connection with reinvestment of:
Dividends from net investment income	571,635	1,544,773
	5,663,986	28,314,150
Redeemed	(9,883,845)	(27,629,502)
Net change	(4,219,859)	684,648

See accompanying notes to financial statements.

6

CGM REALTY FUND

FINANCIAL HIGHLIGHTS

	Six Months Ended June 30, 2009		For the Year Ended December 31,
	(unaudited)		2008	2007	2006	2005	2004

For a share of the Fund outstanding throughout each period: Net asset value at beginning of period	$16.22		$ 31.45	$27.06	$27.19	$ 29.56	$24.75

Net investment income (a)	0.42		0.72	0.27	0.45	0.43	0.19

Net realized and unrealized gains (losses) on investments	(1.50)		(15.34)	9.06	7.37	7.51	8.55
Total from investment operations	(1.08)		(14.62)	9.33	7.82	7.94	8.74

Dividends from net investment income	(0.18)		(0.61)	(0.25)	(0.45)	(0.43)	(0.18)
Distribution from net short-term realized gains	—		—	(2.08)	(0.42)	—	(0.16)
Distribution from net long-term realized gains	—		—	(2.61)	(7.08)	(9.88)	(3.59)
Total distributions	(0.18)		(0.61)	(4.94)	(7.95)	(10.31)	(3.93)

Net increase (decrease) in net asset value	(1.26)		(15.23)	4.39	(0.13)	(2.37)	4.81
Net asset value at end of period	$14.96		$ 16.22	$31.45	$27.06	$ 27.19	$29.56
Total return (%)	(6.6)		(46.9)	34.4	29.0	27.0	35.5

Ratios:
Operating expenses to average net assets (%)	0.97	*	0.86	0.86	0.88	0.92	0.96
Net investment income to average net assets (%)	6.07	*	2.62	0.86	1.49	1.34	0.73
Portfolio turnover (%)	138	*	218	200	160	136	43

Net assets at end of period (in thousands) ($)	897,795		1,042,063	1,998,461	1,474,746	1,031,966	785,399

(a)

Per share net investment income has been calculated using the average shares outstanding during the period.

 *

Computed on an annualized basis.

See accompanying notes to financial statements.

7

CGM REALTY FUND

NOTES TO FINANCIAL STATEMENTS — June 30, 2009

(unaudited)

1.

The Fund is a diversified series of CGM Trust which is organized as a Massachusetts business trust under the laws of Massachusetts pursuant to an Agreement and Declaration of Trust. The Trust is registered under the Investment Company Act of 1940 as an open-end management investment company. The Trust has two other funds whose financial statements are not presented herein. The Fund commenced operations on May 13, 1994. The Fund’s investment objective is to provide a combination of income and long-term growth of capital. The Fund intends to pursue its objective by investing primarily in equity securities of companies in the real estate industry, including real estate investment trusts (“REITs”).

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

A.

Security valuation — Equity securities are valued on the basis of valuations furnished by a pricing service, authorized by the Board of Trustees. Equity securities listed or regularly traded on a securities exchange or in the over-the-counter (“OTC”) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. For securities with no sale reported, the last reported bid price is used. Corporate debt securities are valued on the basis of valuations furnished by a pricing service, authorized by the Board of Trustees, which determines valuations for normal, institutional-size trading units of such securities using market information, transactions for comparable securities and various relationships between securities which are generally recognized by institutional traders. United States government debt securities are valued at the current closing bid, as last reported by a pricing service approved by the Board of Trustees. Short-term investments having a maturity of sixty days or less are stated at amortized cost, which approximates value. Other assets and securities which are not readily marketable will be valued in good faith at fair value using methods determined by the Board of Trustees.

B.

Security transactions and related investment income — Security transactions are accounted for on the trade date (date the order to buy or sell is executed) and dividend income is recorded on the ex-dividend date net of applicable foreign taxes, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries as applicable based upon its current interpretations of the tax rules and regulations that exist in the markets in which it invests. Interest income is recorded on the accrual basis and includes amortization of premium and discount. Net gain or loss on securities sold is determined on the identified cost basis. Dividend payments received by the Fund from its investment in REITs may consist of ordinary income, capital gains and return of capital and as such are recorded as dividend income, capital gains or a reduction to security cost, as appropriate. Non-cash dividend payments, if any, are recorded at the fair market value of the securities received.

C.

 Federal income taxes — It is the Fund’s policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies, and to distribute to its shareholders all of its taxable income and net realized capital gains, within the prescribed time period. Accordingly, no provision for federal income tax has been made. The Fund adopted the provisions of the Financial Accounting Standards Board (“FASB”) Interpretation No. 48, Accounting for Uncertainty in Income Taxes,

8

CGM REALTY FUND

NOTES TO FINANCIAL STATEMENTS (continued)

(unaudited)

an interpretation of FASB Statement 109 (“FIN 48”), on January 1, 2007. FIN 48 prescribes a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. The implementation of FIN 48, which included review of the Fund’s tax return of each of the three open tax years, did not result in any unrecognized tax benefits in the accompanying financial statements. Management’s conclusion regarding FIN 48 may be subject to review and adjustment at a later date based on factors including, but not limited to further implementation guidance expected from FASB, and ongoing analysis of tax laws, regulations and interpretations thereof.

At December 31, 2008, the Fund had available for tax purposes, capital loss carryovers of $287,181,102 expiring December 31, 2016.

As of December 31, 2008, the components of distributable earnings on a tax basis were as follows:

Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Net Unrealized Appreciation/ (Depreciation)
$ —	$ —	$(375,311,534)

The identified cost of investments in securities owned by the Fund for federal income tax purposes, and their respective gross unrealized appreciation and depreciation at June 30, 2009 was as follows:

Identified Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation
$1,172,565,058	$28,789,678	$(313,393,023)	$(284,603,345)

D.

Dividends and distributions to shareholders — Dividends and distributions are recorded by the Fund on the ex-dividend date. The classification of income and capital gains distributions is determined in accordance with income tax regulations. Distributions from net investment income and short-term capital gains are treated as ordinary income for income tax purposes. Permanent book and tax differences relating to shareholder distributions may result in reclassifications to paid-in capital or accumulated realized gain/loss. The Fund also utilized earnings and profits distributed to shareholders on redemption of shares as a part of the dividend deduction for income tax purposes. Undistributed net investment income or accumulated net investment loss may include temporary book and tax differences such as tax deferral of losses on wash sales, which will reverse in a subsequent period. Any taxable income or gain remaining at fiscal year end is distributed in the following year.

The tax character of distributions paid during the period ended December 31, 2008 and 2007 were as follows:

Year	Ordinary Income	Long-Term Capital Gains	Total
2008	$ 41,077,152	$ —	$ 41,077,152
2007	$130,964,517	$147,041,038	$278,005,555

E.

Indemnities — In the normal course of business, the Fund may enter into contracts that provide indemnities to third parties for various potential losses and claims. The Fund’s maximum exposure under these arrangements is unknown as this would depend on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

9

CGM REALTY FUND

NOTES TO FINANCIAL STATEMENTS (continued)

(unaudited)

2.

Risks and uncertainties

A.

Risks associated with focused investing — The Fund, although diversified, takes a focused approach to investing within particular industries or sectors of the economy and may invest in a relatively small number of individual holdings. Therefore, the Fund may be subject to greater price volatility and may be more adversely affected by the performance of particular industries, sectors, or individual holdings than would a more diversified fund. In addition, the Fund invests primarily in companies in the real estate industry, including REITs. Funds with a concentration are particularly susceptible to the impact of market, economic, regulatory and other factors affecting the specific concentration.

B.

Risks associated with foreign investments — The Fund may invest in securities issued by institutions, corporations and governments established by or located in foreign countries, which may be developed or undeveloped countries. Investing in foreign securities may involve significant risks. For example, there is generally less publicly available information about foreign companies, particularly those not subject to the disclosure and reporting requirements of the U.S. securities laws. Foreign issuers are generally not bound by uniform accounting, auditing, and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers. Investments in foreign securities also involve the risk of possible adverse changes in the investment or exchange control regulations, expropriation or confiscatory taxation, limitation on the removal of the Fund or other assets of the Funds, political or financial instability or diplomatic and other developments which could affect such investments. Foreign stock markets, while growing in volume and sophistication, are generally not as developed as those in the United States, and securities of some foreign issuers (particularly those located in developing countries) may be less liquid and more volatile than securities of comparable U.S. companies. In general, there is less overall governmental supervision and regulation of foreign securities markets, broker-dealers and issuers than in the United States. Additionally, because some foreign securities the Fund may acquire are purchased with and payable in foreign currencies, the value of these assets as measured in U.S. dollars may be affected favorably or unfavorably by changes in currency rates and exchange control regulations.

The Fund’s Prospectus and Statement of Additional information contain additional information on other risks and uncertainties relating to the Fund’s investments.

3.

Purchases and sales of securities — For the period ended June 30, 2009, purchases and sales of securities other than United States government obligations and short-term investments aggregated $613,813,546 and $579,195,057, respectively. There were no purchases or sales of long-term United States government obligations.

4.

Fees and Expenses

A.

Management fees — During the period ended June 30, 2009, the Fund incurred management fees of $3,391,866, paid or payable to the Fund’s investment adviser, Capital Growth Management Limited Partnership (“CGM”), certain officers and directors of which are also officers and trustees of the Fund. The management agreement provides for a fee at the annual rate of 0.85% on the first $500 million of the Fund’s average daily net assets and 0.75% on amounts in excess of $500 million.

10

CGM REALTY FUND

NOTES TO FINANCIAL STATEMENTS (continued)

(unaudited)

B.

Other expenses — CGM performs certain administrative, accounting, compliance and other services for the Fund. The expenses of those services, which are paid to CGM by the Fund, include the following: (i) expenses for personnel performing bookkeeping, accounting and financial reporting functions and clerical functions relating to the Fund; (ii) expenses for services required in connection with the preparation of registration statements and prospectuses, shareholder reports and notices, proxy solicitation material furnished to shareholders of the Fund or regulatory authorities and reports and questionnaires for SEC compliance; (iii) registration, filing and other fees in connection with requirements of regulatory authorities; and (iv) compliance in connection to the Investment Company Act of 1940 and the Sarbanes Oxley Act of 2002. The accounting, administration and compliance expense of $116,388, for the period ended June 30, 2009, is shown separately in the financial statements. These expenses include the reimbursement of a portion of the compensation expenses incurred by CGM for its employees who provide these administrative, accounting, compliance, and other services to the Fund, including $92,191 of the salaries of CGM employees who are officers of the Fund.

C.

Trustees fees and expenses — The Fund does not pay any compensation directly to any trustees who are officers or employees of CGM, or any affiliate of CGM (other than registered investment companies). For the period ending December 31, 2009, each disinterested trustee will be compensated by the Trust with an annual fee of $70,000 plus travel expenses for each meeting attended. The disinterested trustees are responsible for the audit committee functions of the Trust’s Board and have designated a chairman to oversee those functions who receives an additional $30,000 annually. Of these amounts, the Fund is responsible for $10,000 per trustee annually, plus an annual variable fee calculated based on the proportion of the Fund’s average net assets relative to the aggregate average net assets of the Trust.

5.

Line of credit — The Fund has a $20,000,000 committed unsecured line of credit with State Street Bank and Trust Company. Borrowings under the line will be charged interest at 1.25% over the higher of the Federal Funds Rate and the Overnight LIBOR Rate. The Fund incurred a commitment fee of 0.10% per annum through June 17, 2009 and then incurs a commitment fee of 0.15% per annum on the unused portion of the line of credit, payable quarterly, through June 16, 2010. There were no borrowings under the line of credit during the period ended June 30, 2009.

6.

Subsequent events review — Management of CGM Realty Fund has performed an evaluation of subsequent events for the period July 1, 2009 through August 14, 2009, which is the date the financial statements were available to be issued.

7.

FASB 157 — In September 2006, FASB issued Statement of Financial Accounting Standards No. 157, (FAS 157) ‘‘Fair Value Measurements’’, effective for fiscal years beginning after November 15, 2007. The Fund adopted the provisions of FAS 157 on January 1, 2008. FAS 157 defines fair value, establishes a framework for measuring fair value in accordance with generally accepted accounting principles and expands disclosure about fair value measurements.

In accordance with FAS 157, the Fund may use valuation techniques consistent with the market, income, and cost approach to measure fair value. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable assets or liabilities. The income approach

11

CGM REALTY FUND

NOTES TO FINANCIAL STATEMENTS (continued)

(unaudited)

uses valuation techniques to convert future amounts (cash flows, earnings) to a single present amount. The cost approach is based on the amount that currently would be required to replace the service capacity of an asset. To increase consistency and comparability in fair value measurements and related disclosure, the Fund utilizes a fair value hierarchy which prioritizes the various inputs to valuation techniques used to measure fair value into three broad levels:

•

Level 1 – Prices determined using: quoted prices in active markets for identical securities

•

Level 2 – Prices determined using: other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment spreads, credit risk, etc.)

•

Level 3 – Prices determined using: significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable, (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s management’s assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available in the circumstances.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value CGM Realty Fund’s investments as of June 30, 2009:

	Valuation Inputs
	Level 1- Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
INVESTMENTS IN SECURITIES	$ 878,551,713	$ 9,410,000	$ —	$ 887,961,713
INVESTMENTS IN EQUITIES	$ 878,551,713	$ —	$ —	$ 878,551,713
REAL ESTATE INVESTMENT TRUSTS		—	—
Diversified	32,838,532	—	—	32,838,532
Healthcare	40,012,400	—	—	40,012,400
Lodging	77,266,000			77,266,000
Mortgage	180,837,936	—	—	180,837,936
Office and Industrial	84,025,746	—	—	84,025,746
Residential	34,682,800	—	—	34,682,800
Retail	361,296,709	—	—	361,296,709
Specialty	67,591,590	—	—	67,591,590

INVESTMENTS IN DEBT	$ —	$ 9,410,000	$ —	$ 9,410,000
Commercial Paper	—	9,410,000	—	9,410,000

INVESTMENTS IN OTHER FINANCIAL INSTRUMENTS	$ —	$ —	$ —	$ —
TOTAL	$ 878,551,713	$ 9,410,000	$ —	$ 887,961,713

12

CGM REALTY FUND

NOTES TO FINANCIAL STATEMENTS (continued)

(unaudited)

When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all the securities, or when trading in a security is halted, these procedures may be used. The frequency with which these procedures are used is unpredictable. These valuation procedures may result in a change to a particular security’s assigned level within the fair value hierarchy described above. The value of securities used for NAV calculation under these procedures may differ from published prices for the same securities.

8.

Affiliated issuers — Affiliated issuers, as defined under the Investment Company Act of 1940, are those in which the Fund’s holdings of an issuer represent 5% or more of the outstanding voting securities of the issuer. The following summarizes transactions with affiliates of the Fund during the period ended June 30, 2009:

Name of Issuer	Number of Shares Held December 31, 2008	Gross Purchases*	Gross Sales	Number of Shares Held June 30, 2009	Dividend Income	Market Value June 30, 2009

Developers Diversified Realty Corporation**	10,200,000	12,121,276	11,195,000	11,126,276	$1,498,432	$ 54,296,227
Home Properties, Inc.***	1,800,000	—	1,800,000	—	—	—
The Macerich Company	3,873,900	1,263,818	650,000	4,487,718	6,101,460	79,028,714
Total					$7,599,892	$133,324,941

  *

Includes stock dividends.

 **

Between 1/30/09 and 3/23/09 this security was not considered an affiliated issuer.

***

Position in issuer liquidated during the preceding six months.

13

CGM REALTY FUND

FUND EXPENSES

As a shareholder of CGM Realty Fund, you incur two types of costs: (1) transaction costs, which could include, among other charges, wire fees and custodial maintenance fees for certain types of accounts and (2) ongoing costs, including management fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period January 1, 2009 to June 30, 2009.

Actual return and expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled ‘‘Expenses Paid During Period’’ to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as any wire fees or custodial maintenance fees that may be payable. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 1/01/09	Ending Account Value 6/30/09	Expenses Paid During Period* 1/01/09 – 6/30/09
Actual	$1,000.00	$933.70	$4.65
Hypothetical (5% return before expenses)	$1,000.00	$1,019.98	$4.86

*

Expenses are equal to the Fund’s annualized expense ratio of 0.97%, multiplied by the average account value over the period multiplied by 181/365 (to reflect the one-half year period).

14

CGM REALTY FUND

ADDITIONAL INFORMATION

(unaudited)

Availability of proxy voting information:

Proxy voting policies and information regarding how the Fund voted proxies relating to portfolio securities during the twelve month period ended June 30, 2009 are available without charge, upon request by calling 1-800-345-4048. The policies also appear in the Fund’s Statement of Additional Information, which can be found on the SEC’s website, http://www.sec.gov. The voting records can also be found on the SEC’s website on the N-PX filing.

Portfolio holdings:

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Advisory Agreement Approval:

In considering renewal of the advisory agreement, during meetings held in March and April 2009, the Board of Trustees of the Fund (the ‘‘Board’’) considered the following factors and came to the following conclusions:

1.

The Board considered the nature, extent, quality and scope of the investment advisory and administrative services provided by CGM to the Fund. The Board agreed that the quality of the CGM professional team working on the Fund was very high, and was satisfied with the quality of CGM’s advisory and administrative services.

2.

The Board considered the investment performance of the Fund and CGM and reviewed information regarding the performance of the Fund as compared to market indices and a peer group of other real estate funds selected and provided by Lipper, Inc., an independent provider of investment company data. The Board noted the strong performance of the Fund for the three-year, five-year and ten-year periods ended December 31, 2008 and that for such time periods the Fund (a) exceeded the median performance of the other mutual funds included in the Lipper reports, and (b) outperformed the S&P 500 Index. Despite the poor performance for the one-year period ended December 31, 2008, the Board agreed that this performance reflected in large measure the focus of CGM on long-term performance in managing the Fund’s assets, including taking advantage of strategic trends in the economy that might take some time to develop. The Board acknowledged that, while for some periods this focus on long-term performance might cause the Fund to lag other comparable mutual funds with a more short-term focus, over the longer term CGM’s approach had proven its worth.

3.

The Board discussed the costs of the services provided and profits realized by CGM from the relationship with the mutual funds advised by CGM and each of the separate accounts managed by CGM. The Board also compared the profit margins of CGM with public information on the profit margins of some publicly held investment advisory firms. The Board found that CGM’s profit margins were reasonable and not excessive.

4.

The Board discussed with CGM whether economies of scale might be realized with growth in the Fund. Given CGM’s investment style and performance, the Board determined that it would not be advisable at this time to seek to make adjustments to the break point structure of the advisory fees paid by the Fund.

15

CGM REALTY FUND

ADDITIONAL INFORMATION (continued)

(unaudited)

5.

The Board received and considered information comparing the advisory fees paid by the Fund and the overall expenses borne by the Fund with those of funds in the relevant expense universe as selected and provided by Lipper, Inc. The Board noted that the overall expense ratio of the Fund was below the median overall expense ratios of other mutual funds included in the Lipper reports. The Board also reviewed information regarding fees charged by CGM to its other clients, including its separate account clients. CGM reviewed with the Board the significant differences in scope of services provided to the Fund and to those other clients, noting that the Fund required a greater allocation of management’s time as a result of its differing investment mandate and the fact that it is a publicly offered investment vehicle. The Board discussed the fee comparisons in light of the differences required to manage these different types of accounts. Based on these comparisons, the Board concluded that the advisory fees paid by the Fund and the overall expenses borne by the Fund were reasonable and competitive.

In addition to the foregoing, in light of the fact that CGM could potentially benefit from soft dollar arrangements of the Fund, the Board of Trustees reviewed the brokerage commissions of the Fund and concluded that the brokerage commissions were reasonable, particularly given the Fund’s focus on best execution.

16

CGM REALTY FUND

BOARD OF TRUSTEES

PETER O. BROWN

G. KENNETH HEEBNER

MARK W. HOLLAND

ROBERT L. KEMP

JAMES VAN DYKE QUEREAU, JR.

J. BAUR WHITTLESEY

OFFICERS

ROBERT L. KEMP, President

G. KENNETH HEEBNER, Vice President

DAVID C. FIETZE, Chief Compliance Officer

KATHLEEN S. HAUGHTON, Vice President

JEM A. HUDGINS, Treasurer

LESLIE A. LAKE, Vice President and Secretary

MARTHA I. MAGUIRE, Vice President

MARY L. STONE, Assistant Vice President

INVESTMENT ADVISER

CAPITAL GROWTH MANAGEMENT LIMITED

PARTNERSHIP

Boston, Massachusetts 02110

TRANSFER AND DIVIDEND PAYING

AGENT AND CUSTODIAN OF ASSETS

STATE STREET BANK AND TRUST COMPANY

Boston, Massachusetts 02111

SHAREHOLDER SERVICING AGENT

FOR STATE STREET BANK AND

TRUST COMPANY

BOSTON FINANCIAL DATA SERVICES, INC.

P.O. Box 8511

Boston, Massachusetts 02266-8511

INVESTMENT ADVISER

CAPITAL GROWTH MANAGEMENT LIMITED

PARTNERSHIP

Boston, Massachusetts 02110

TELEPHONE NUMBERS

For information about:

■

Account Procedures and Status

■

Redemptions

■

Exchanges

Call 800-343-5678

■

New Account Procedures

■

Prospectuses

■

Performance

■

Proxy Voting Policies and Voting Records

■

Complete Schedule of Portfolio Holdings

for the 1st & 3rd Quarters (as filed on Form N-Q)

Call 800-345-4048

MAILING ADDRESS

CGM Shareholder Services

c/o Boston Financial Data Services

P.O. Box 8511

Boston, MA 02266-8511

WEBSITE

http://www.cgmfunds.com

This report has been prepared for the shareholders of the Fund and is not authorized for distribution to current or prospective investors in the Fund unless it is accompanied or preceded by a prospectus.

RQR209

Printed in U.S.A.

CGM

Focus Fund

47th Quarterly Report

June 30, 2009

A No-Load Fund

Investment Adviser Capital Growth Management Limited Partnership

To Our Shareholders:

CGM Focus Fund increased 12.4% during the second quarter of 2009 compared to the unmanaged Standard and Poor’s 500 Index which grew 15.9%. For the first six months of the year, returns were
–6.3% for CGM Focus Fund and 3.2% for the unmanaged S&P 500 Index.

An optimistic U.S. equity market began its move up on March 10, 2009, hopeful that credit lines would soon reopen and investors would gradually assume more risk. Following in the market’s wake was the April Consumer Confidence Index number which rose 13.9 points to 40.8. Other economic indicators suggested the contraction was drawing to an end and even some of the less promising economic news made public in April—such as first quarter Real Gross Domestic Product which declined –5.5% in the previous quarter—had already been factored into the market and failed to discourage equity investors.

In early May, the government released the results of its “stress tests” on 19 major banks concluding the banks should raise approximately $75 billion in additional capital as a cushion against further financial erosion from the recession. In less than a month, the banks bested that figure by raising roughly $85 billion and thereby signaling the capital markets were alive and functioning once again. Not much later, pending regulation of executive compensation for recipients of funds from the Troubled Asset Relief Program (TARP) provided incentive to ten of the large banks to petition the government for permission to repay their TARP funds, which they did to the tune of $68 billion on June 10.

The second quarter was historic for a number of reasons, but perhaps none more so than the restructuring of the U.S. automotive industry. On May 14 and 15, Chrysler and General Motors announced the closing of 789 and 1,100 dealerships respectively, laying off some 80,000 employees in the process. When General Motors declared bankruptcy on June 1, the number of shuttered GM dealerships jumped to 2,600, labor contracts were rewritten and entire car lines were put up for sale or eliminated.

Unemployment was a problem even before the cuts in the automobile industry though the overall number of new job losses had already started to subside from 652,000 in March to 519,000 in April and 322,000 in May (though June’s numbers show an uptick to 467,000). Despite predictions to the contrary, Durable Goods Orders were up 1.8% in May and Consumer Confidence made another jump from 40.8 in April to 54.8 in May (though with a slight retreat to 49.3 by the end of June).

The federal government’s expansive fiscal policy and the Federal Reserve’s easy money policy drove interest rates to a point where the average 30-year fixed mortgage rate dropped to 4.8% in April. However, since then, the average 30-year fixed mortgage rate has risen to 5.48% on June 30 and whether it be construed as an indicator of prospective recovery or a mirror of inflationary fears, the interest rate on 10-year U.S. Treasury bonds climbed from a low of 2.49% in March to 3.52% at the end of June. While there are always worries about inflation any time the Fed floods the economy with dollars, we believe the current 9.5% high unemployment rate and a domestic manufacturing capacity utilization rate of only 68% should inhibit inflationary pressure for the intermediate future. For the time being, the Federal Reserve Board is maintaining its target rate of 0%-.25% for Federal Funds and at the conclusion of its meeting in late June, issued the statement: “inflation will remain subdued for some time.” If true, the recovery should continue with little danger of higher mortgage rates choking off its progress. We believe the equity market will gradually reflect the healing process of the economy which appears to be now underway.

On June 30, 2009, CGM Focus Fund held significant positions in money center banks and the retail and independent oil production industries. The Fund’s three largest holdings were Ford Motor Company, The Goldman Sachs Group, Inc. and Amazon.com, Inc. There were no short positions.

Robert L. Kemp President

July 1, 2009

1

CGM FOCUS FUND

INVESTMENT PERFORMANCE

(unaudited)

Total Return for Periods Ended June 30, 2009

	The Fund’s Cumulative Total Return	The Fund’s Average Annual Total Return
10 Years	+338.6%	+15.9%
5 Years	+ 40.7	+ 7.1
1 Year	– 58.6	–58.6
3 Months	+ 12.4	—

The performance data contained in this report represent past performance, which is no guarantee of future results. The table above does not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares and assumes the reinvestment of all Fund distributions. The investment return and principal value of an investment in the Fund will fluctuate so that investors’ shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted.

The adviser limited the Fund’s total operating expenses to 1.20% of its average net assets exclusive of any dividend expense incurred on short sales through December 31, 2001. Otherwise, the Fund’s cumulative total return and average annual total return for the ten year period would have been lower.

See the Schedule of Investments on pages 3 and 4 for the percentage of net assets of the Fund invested in particular industries as of June 30, 2009.

2

CGM FOCUS FUND

INVESTMENTS as of June 30, 2009

(unaudited)

COMMON STOCKS — 99.1% OF TOTAL NET ASSETS

	Shares	Value(a)

Auto and Related — 7.5%
Ford Motor Company (b)	43,500,000	$ 264,045,000

Banks - Money Center — 24.8%
Bank of America Corporation	14,500,000	191,400,000
JPMorgan Chase & Co.	4,470,000	152,471,700
Morgan Stanley	6,950,000	198,144,500
The Goldman Sachs Group, Inc.	1,765,000	260,231,600
The PNC Financial Services Group, Inc.	1,890,000	73,350,900
		875,598,700
Business Services — 9.9%
CME Group Inc.	595,000	185,110,450
IntercontinentalExchange, Inc. (b)	1,460,000	166,790,400
		351,900,850
Computer Software and Services — 8.6%
Baidu, Inc. ADR (b)(c)	675,000	203,235,750
Oracle Corporation	4,700,000	100,674,000
		303,909,750
Drugs — 5.2%
Abbott Laboratories	3,950,000	185,808,000

Health Care Services — 4.9%
Express Scripts, Inc. (b)	2,510,000	172,562,500

Hospital Supply — 3.5%
Baxter International Inc.	2,330,000	123,396,800

Miscellaneous — 4.1%
Nike, Inc.	2,780,000	143,948,400

Oil - Independent Production — 10.1%
Cnooc Limited ADR (c)	1,420,000	174,702,600
Petróleo Brasileiro S.A. — Petrobras ADR (c)	4,470,000	183,180,600
		357,883,200
Oil Refining — 2.5%
Suncor Energy Inc.	2,970,000	90,109,800

Retail — 12.3%
Amazon.com, Inc. (b)	2,780,000	232,574,800
J.C. Penney Company, Inc.	7,044,300	202,241,853
		434,816,653

See accompanying notes to financial statements.

3

CGM FOCUS FUND

INVESTMENTS as of June 30, 2009 (continued)

(unaudited)

COMMON STOCKS (continued)

	Shares	Value(a)

Technology — 5.7%
Google Inc. (b)	475,000	$ 200,255,250

TOTAL COMMON STOCKS (Identified cost $3,080,655,683)		3,504,234,903

SHORT-TERM INVESTMENT — 1.1% OF TOTAL NET ASSETS

	Face Amount

American Express Credit Corporation, 0.140%, 7/01/09 (Cost $40,530,000)	$40,530,000	40,530,000

TOTAL INVESTMENTS — 100.2% (Identified cost $3,121,185,683)		3,544,764,903
Cash and receivables		139,864,464
Liabilities		(148,393,194)
TOTAL NET ASSETS — 100.0%		$3,536,236,173

(a)

See Note 1A.

(b)

Non-income producing security.

(c)

An American Depositary Receipt (ADR) is a certificate issued by a U.S. bank representing the right to receive securities of the foreign issuer described. The values of ADRs are significantly influenced by trading on exchanges not located in the United States or Canada.

See accompanying notes to financial statements.

4

CGM FOCUS FUND

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2009

(unaudited)

Assets

Investments at value (Identified cost — $3,121,185,683)		$ 3,544,764,903
Cash		3,028
Receivable for:
Securities sold	$135,175,532
Shares of the Fund sold	1,996,815
Dividends and interest	2,689,089	139,861,436
Total assets		3,684,629,367
Liabilities
Payable for:
Securities purchased	128,868,283
Shares of the Fund redeemed	16,351,299	145,219,582
Accrued expenses:
Management fees	2,763,082
Trustees’ fees	46,458
Accounting, administration and compliance expenses	60,844
Trans fer agent fees	111,466
Other expenses	191,762	3,173,612
Total liabilities		148,393,194
Net Assets		$ 3,536,236,173
Net assets consist of:
Capital paid-in		$ 6,959,229,328
Undistributed net investment loss		(447,576)
Accumulated net realized losses on investments		(3,846,124,799)
Net unrealized appreciation on investments		423,579,220
Net Assets		$ 3,536,236,173
Shares of beneficial interest outstanding, no par value		140,056,864
Net asset value per share*		$25.25

*

Shares of the Fund are sold and redeemed at net asset value ($3,536,236,173 ÷ 140,056,864).

STATEMENT OF OPERATIONS

Six Months Ended June 30, 2009

(unaudited)

Investment Income

Income:
Dividends	$ 24,615,321
Interest	588,176
25,203,497
Expenses:
Management fees	16,437,700
Trustees’ fees	93,064
Accounting, administration and compliance expenses	365,064
Custodian fees and expenses	165,451
Transfer agent fees	732,194
Audit and tax services	19,950
Legal	180,503
Printing	111,611
Registration fees	123,783
Line of credit commitment fee	22,311
Dividends on short sales	7,336,033
Interest expense on short sales	52,778
Miscellaneous expenses	10,631
25,651,073
Net investment loss	(447,576)

Realized and Unrealized Gain (Loss) on Investments and Foreign Currency Transactions
Net realized gains (losses) on investments and foreign currency transactions:
Long transactions	(1,037,473,867)
Short transactions	44,754,309
Net unrealized appreciation on investments:
Long transactions	695,300,721
Net realized and unrealized losses on investments and foreign currency transactions	(297,418,837)
Change in Net Assets from Operations	$ (297,866,413)

See accompanying notes to financial statements.

5

CGM FOCUS FUND

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2009 (unaudited)	Year Ended December 31, 2008
From Operations
Net investment income (loss)	$ (447,576)	$ 29,503,413
Net realized losses on investments and foreign currency transactions	(992,719,558)	(2,799,680,500)
Net unrealized appreciation (depreciation)	695,300,721	(1,764,178,776)
Change in net assets from operations	(297,866,413)	(4,534,355,863)

From Distributions to Shareholders
Net investment income	—	(33,932,273)
	—	(33,932,273)

From Capital Share Transactions
Proceeds from sale of shares	385,248,408	5,691,991,908
Net asset value of shares issued in connection with the acquisition of assets from CGM Capital Development Fund (Note 7)	—	531,703,625
Net asset value of shares issued in connection with reinvestment of:
Dividends from net investment income	—	25,544,420
	385,248,408	6,249,239,953
Cost of shares redeemed	(730,045,197)	(3,038,166,008)
Change in net assets derived from capital share transactions	(344,796,789)	3,211,073,945
Total change in net assets	(642,663,202)	(1,357,214,191)

Net Assets
Beginning of period	4,178,899,375	5,536,113,566
End of period (includes undistributed net investment loss of $447,576 and $0 at June 30, 2009 and December 31, 2008, respectively)	$ 3,536,236,173	$ 4,178,899,375

Number of shares of the Fund:
Issued from sale of shares	15,727,890	115,498,465
Issued in connection with the acquisition of assets from CGM Capital Development Fund (Note 7)	—	8,723,604
Issued in connection with reinvestment of:
Dividends from net investment income	—	960,799
	15,727,890	125,182,868
Redeemed	(30,698,710)	(75,626,212)
Net change	(14,970,820)	49,556,656

See accompanying notes to financial statements.

6

CGM FOCUS FUND

FINANCIAL HIGHLIGHTS

	Six Months Ended June 30, 2009		For the Year Ended December 31,
	(unaudited)		2008		2007	2006		2005	2004
For a share of the Fund outstanding throughout each period: Net asset value at beginning of period	$26.96		$ 52.49		$34.68	$33.40		$29.51	$29.93

Net investment income (a)(b)	—		0.20		0.06	0.82		0.52	0.04
Net realized and unrealized gains (losses) on investments and foreign currency transactions	(1.71)		(25.51)		27.71	4.19		6.93	3.65
Total from investment operations	(1.71)		(25.31)		27.77	5.01		7.45	3.69

Dividends from net investment income	—		(0.22)		(0.05)	(0.81)		(0.44)	(0.04)
Distribution from net short-term realized gains	—		—		(8.21)	—		(1.80)	—
Distribution from net long-term realized gains	—		—		(1.70)	(2.92)		(1.32)	(4.07)
Total distributions	—		(0.22)		(9.96)	(3.73)		(3.56)	(4.11)

Net increase (decrease) in net asset value	(1.71)		(25.53)		17.81	1.28		3.89	(0.42)
Net asset value at end of period	$25.25		$ 26.96		$ 52.49	$34.68		$33.40	$29.51
Total return (%)	(6.3)		(48.2)		80.0	15.0	(c)	25.2	12.4

Ratios:
Operating expenses to average net assets (%)	1.02	*	0.97		0.99	1.02		1.07	1.12
Dividends and interest on short positions to average net assets (%)	0.42	*	0.39		0.28	0.18		0.15	0.09
Total expenses to average net assets (%)	1.44	*	1.36		1.27	1.20		1.22	1.21

Net investment income to average net assets (%)	(0.03)	*	0.44		0.14	2.23		1.55	0.14
Portfolio turnover (%)	579	*	504	(d)	384	333		282	327
Net assets at end of period (in thousands) ($)	3,536,236		4,178,899		5,536,114	2,272,039		1,641,143	918,837

(a)

Per share net investment income (loss) has been calculated using the average shares outstanding during the period.

(b)

Net investment income (loss) per share excluding all related short sale income and expenses for the period ended December 31, 2004 was $0.06, for the period ended December 31, 2005 was $0.23, for the period ended December 31, 2006 was $0.36, for the period ended December 31, 2007 was ($0.02), for the period ended December 31, 2008 was $0.32 and for the period ended June 30, 2009 was $0.05.

(c)

In 2006, the Fund’s total return includes a voluntary reimbursement by the adviser for a realized investment loss. Excluding this item, the total return would have been 0.01% less.

(d)

Portfolio turnover excludes the impact of assets resulting from a merger with another fund. (See Note 7 of Notes to the Financial Statements.)

 *

Computed on an annualized basis.

See accompanying notes to financial statements.

7

CGM FOCUS FUND

NOTES TO FINANCIAL STATEMENTS — June 30, 2009

(unaudited)

1.

The Fund is a non-diversified series of CGM Trust which is organized as a Massachusetts business trust under the laws of Massachusetts pursuant to an Agreement and Declaration of Trust. The Trust is registered under the Investment Company Act of 1940 as an open-end management investment company. The Trust has two other funds whose financial statements are not presented herein. The Fund commenced operations on September 3, 1997. The Fund’s investment objective is long-term growth of capital. The Fund intends to pursue its objective by investing in a smaller number of companies, and/or in a more limited number of sectors than diversified mutual funds. In addition, should the investment outlook of the Fund’s investment manager so warrant, the Fund may engage in a variety of investment techniques including short sales designed to capitalize on declines in the market price of specific equity securities of one or more companies or declines in market indexes.

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

A.

Security valuation — Equity securities are valued on the basis of valuations furnished by a pricing service, authorized by the Board of Trustees. Equity securities listed or regularly traded on a securities exchange or in the over-the-counter (“OTC”) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. For securities with no sale reported, the last reported bid price is used for long positions and the last reported ask price for short positions. Short-term investments having a maturity of sixty days or less are stated at amortized cost, which approximates value. Other assets and securities which are not readily marketable will be valued in good faith at fair value using methods determined by the Board of Trustees.

B.

Security transactions and related investment income — Security transactions are accounted for on the trade date (date the order to buy or sell is executed) and dividend income is recorded on the ex-dividend date net of applicable foreign taxes. Interest income is recorded on the accrual basis and includes amortization of premium and discount. Net gain or loss on securities sold is determined on the identified cost basis.

C.

Federal income taxes — It is the Fund’s policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies, and to distribute to its shareholders all of its taxable income and net realized capital gains, within the prescribed time period. Accordingly, no provision for federal income tax has been made. The Fund adopted the provisions of the Financial Accounting Standards Board (“FASB”) Interpretation No. 48, Accounting for Uncertainty in Income Taxes, an interpretation of FASB Statement 109 (“FIN 48”), on January 1, 2007. FIN 48 prescribes a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. The implementation of FIN 48, which included a review of the Fund’s tax return of each of the three open tax years, did not result in any unrecognized tax benefits in the accompanying financial statements. Management’s conclusion regarding FIN 48 may be subject to review and adjustment at a

8

CGM FOCUS FUND

NOTES TO FINANCIAL STATEMENTS (continued)

(unaudited)

later date based on factors including, but not limited to, ongoing analysis of tax laws, regulations and interpretations thereof.

At December 31, 2008, the Fund had available for tax purposes, capital loss carryovers of $2,023,250,733 expiring December 31, 2016.

As of December 31, 2008, the components of distributable earnings on a tax basis were as follows:

Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Net Unrealized Appreciation/ (Depreciation)
$ —	$ —	$(1,101,876,010)

The identified cost of investments in securities, held long, owned by the Fund for federal income tax purposes, and their respective gross unrealized appreciation and depreciation at June 30, 2009 was as follows:

Identified Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation
$3,189,257,782	$393,541,888	$(38,034,767)	$355,507,121

D.

Dividends and distributions to shareholders — Dividends and distributions are recorded by the Fund on the ex-dividend date. The classification of income and capital gains distributions is determined in accordance with income tax regulations. Distributions from net investment income and short-term capital gains are treated as ordinary income for income tax purposes. Permanent book and tax differences relating to shareholder distributions may result in reclassifications to paid-in capital or accumulated realized gain/loss. These differences are primarily related to dividends on short positions which were held less than forty-five days and foreign currency gains/losses. The Fund also utilized earnings and profits distributed to shareholders on redemption of shares as a part of the dividend deduction for income tax purposes. Undistributed net investment income or accumulated net investment loss may include temporary book and tax differences such as tax deferral of losses on wash sales, which will reverse in a subsequent period. Any taxable income or gain remaining at fiscal year end is distributed in the following year.

The tax character of distributions paid during the period ended December 31, 2008 and 2007 were as follows:

Year	Ordinary Income	Long-Term Capital Gains	Total
2008	$ 33,932,273	$ —	$ 33,932,273
2007	$732,383,352	$150,234,755	$882,618,107

E.

Short sales — The Fund may sell securities short. A short sale is a transaction in which the Fund sells a security it does not own in anticipation that the market price of that security will decline. When the fund makes a short sale, it must borrow the security sold short to make delivery to the buyer. The Fund then is obligated to replace the security borrowed by purchasing the security at the market price at the time of the replacement. The Fund is liable for any dividends or interest paid on securities sold short. While the short sale is outstanding, the Fund is required to collateralize its obligations, which has the practical effect

9

CGM FOCUS FUND

NOTES TO FINANCIAL STATEMENTS (continued)

(unaudited)

of limiting the extent to which the fund may engage in short sales. Under certain market conditions, short sales can increase the volatility of the fund and may lower the Fund’s return or result in losses, which potentially may be unlimited.

F.

Indemnities — In the normal course of business, the Fund may enter into contracts that provide indemnities to third parties for various potential losses and claims. The Fund’s maximum exposure under these arrangements is unknown as this would depend on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

G.

Foreign currency translation — All assets and liabilities initially expressed in terms of foreign currencies are translated into U.S. dollars. Transactions affecting statement of operations accounts and net realized gain/(loss) on investments are translated at the rates prevailing at the dates of the transactions. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments. Reported net realized foreign exchange gains or losses arise from sales of foreign currency, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains or losses arise from changes in the value of assets and liabilities other than investments in securities at the end of the period, resulting from changes in the exchange rate.

2.

Risks and uncertainties

A.

Non-diversification risk — The Fund is non-diversified, meaning it may invest a significant portion of its investments within a single industry, sector of the economy or fewer individual holdings than a diversified fund. Therefore, the Fund may be subject to greater price volatility or be adversely affected by the performance of particular industries, sectors, or individual holdings compared to the performance of a diversified fund. In addition, under certain circumstances the Fund may invest up to 35% of its assets in the crude petroleum and natural gas industry and up to an additional 35% in the petroleum refining industry. Funds with a concentration are particularly susceptible to the impact of market, economic, regulatory and other factors affecting the specific concentration.

B.

Risks associated with foreign investments — The Fund may invest in securities issued by institutions, corporations, and governments established by or located in foreign countries, which may be developed or undeveloped countries. Investing in foreign securities may involve significant risks. For example, there is generally less publicly available information about foreign companies, particularly those not subject to the disclosure and reporting requirements of the U.S. securities laws. Foreign issuers are generally not bound by uniform accounting, auditing, and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers. Investments in foreign securities also involve the risk of possible adverse changes in investment or exchange control regulations, expropriation or confiscatory taxation, limitation on the removal of the Fund or other assets of the Fund, political or financial instability or diplomatic and other developments which could affect such investments. Foreign stock markets, while growing in volume and sophistication, are generally not as developed as those in the United States, and securities of some foreign issuers (particularly those located in developing countries) may be less

10

CGM FOCUS FUND

NOTES TO FINANCIAL STATEMENTS (continued)

(unaudited)

liquid and more volatile than securities of comparable U.S. companies. In general, there is less overall governmental supervision and regulation of foreign securities markets, broker-dealers and issuers than in the United States. Additionally, because some foreign securities the Fund may acquire are purchased with and payable in foreign currencies, the value of these assets as measured in U.S. dollars may be affected favorably or unfavorably by changes in currency rates and exchange control regulations.

The Fund’s Prospectus and Statement of Additional Information contain additional information on other risks and uncertainties relating to the Fund’s investments.

3.

Purchases and sales of securities — For the period ended June 30, 2009, purchases and sales of securities other than United States government obligations and short-term investments aggregated $10,255,491,851and $10,545,879,207, respectively. There were no purchases or sales of long-term United States government obligations for the period ended June 30, 2009.

4.

Fees and expenses

A.

Management fees — During the period ended June 30, 2009, the Fund incurred management fees of $16,437,700, paid or payable to the Fund’s investment adviser, Capital Growth Management Limited Partnership (“CGM”), certain officers and directors of which are also officers and trustees of the Fund. The management agreement provides for a fee at the annual rate of 1.00% on the first $500 million of the Fund’s average daily net assets, 0.95% of the next $500 million and 0.90% on amounts in excess of $1 billion.

B.

Other expenses — CGM performs certain administrative, accounting, compliance and other services for the Fund. The expenses of those services, which are paid to CGM by the Fund, include the following: (i) expenses for personnel performing bookkeeping, accounting and financial reporting functions and clerical functions relating to the Fund; (ii) expenses for services required in connection with the preparation of registration statements and prospectuses, shareholder reports and notices, proxy questionnaires for SEC compliance; (iii) registration, filing and other fees in connection with requirements of regulatory authorities; and (iv) compliance in connection to the Investment Company Act of 1940 and to Sarbanes Oxley Act of 2002. The Accounting, Administration and Compliance expense of $365,064, for the period ended June 30, 2009, is shown separately in the financial statements. These expenses include the reimbursement of a portion of the compensation expenses incurred by CGM for its employees who provide these administrative, accounting, compliance, and other services to the Fund, including $267,928 of the salaries of CGM employees who are officers of the Fund.

C.

Trustees fees and expenses — The Fund does not pay any compensation directly to any trustees who are officers or employees of CGM, or any affiliate of CGM (other than registered investment companies). For the period ending December 31, 2009, each disinterested trustee will be compensated by the Trust with an annual fee of $70,000 plus travel expenses for each meeting attended. The disinterested trustees are responsible for the audit committee functions of the Trust’s Board and have designated a chairman to oversee those functions who receives an additional $30,000 annually. Of these amounts, the Fund is responsible for $10,000 per trustee annually, plus an annual variable fee calculated based on the proportion of the Fund’s average net assets relative to the aggregate average net assets of the Trust.

11

CGM FOCUS FUND

NOTES TO FINANCIAL STATEMENTS (continued)

(unaudited)

5.

Line of credit — The Fund has a $40,000,000 committed, secured line of credit with State Street Bank and Trust Company. Borrowings under the line will be charged interest at 0.75% over the current Overnight Federal Funds Rate. The Fund incurs a commitment fee of 0.11% per annum on the unused portion of the line of credit, payable quarterly, through October 19, 2009. There were no borrowings under the line of credit during the period ended June 30, 2009.

6.

Subsequent events review — Management of CGM Focus Fund has performed an evaluation of subsequent events for the period July 1, 2009 through August 14, 2009, which is the date the financial statements were available to be issued.

7.

Acquisition of Fund — On June 27, 2008, CGM Focus Fund acquired all the net assets of CGM Capital Development Fund pursuant to a Plan of Reorganization approved by CGM Capital Development Fund shareholders on June 20, 2008. The acquisition was accomplished by a tax-free exchange of 8,723,604 shares of CGM Focus Fund (valued at $60.95 per share) for the 20,485,043 shares of CGM Capital Development Fund outstanding on June 27, 2008 (an exchange ratio of 0.42585234). CGM Capital Development Fund’s net assets at that date ($531,703,625), including $32,747,755 of unrealized appreciation, were combined with those of CGM Focus Fund. The aggregate net assets of CGM Focus Fund immediately before the acquisition were $9,656,099,353. The combined net assets of CGM Focus Fund immediately following the acquisition were $10,187,802,978.

8.

FASB 157 — In September 2006, FASB issued Statement of Financial Accounting Standards No. 157, (FAS 157) ‘‘Fair Value Measurements’’, effective for fiscal years beginning after November 15, 2007. The Fund adopted the provisions of FAS 157 on January 1, 2008. FAS 157 defines fair value, establishes a framework for measuring fair value in accordance with generally accepted accounting principles and expands disclosure about fair value measurements.

In accordance with FAS 157, the Fund may use valuation techniques consistent with the market, income, and cost approach to measure fair value. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable assets or liabilities. The income approach uses valuation techniques to convert future amounts (cash flows, earnings) to a single present amount. The cost approach is based on the amount that currently would be required to replace the service capacity of an asset. To increase consistency and comparability in fair value measurements and related disclosure, the Fund utilizes a fair value hierarchy which prioritizes the various inputs to valuation techniques used to measure fair value into three broad levels:

•

Level 1 – Prices determined using: quoted prices in active markets for identical securities

•

Level 2 – Prices determined using: other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment spreads, credit risk, etc.)

•

Level 3 – Prices determined using: significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect Fund’s management’s assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available in the circumstances.

12

CGM FOCUS FUND

NOTES TO FINANCIAL STATEMENTS (continued)

(unaudited)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value CGM Focus Fund’s investments and securities sold short as of June 30, 2009:

	Valuation Inputs
	Level 1- Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
ASSETS — INVESTMENTS IN SECURITIES	$3,504,234,903	$40,530,000	$ —	$3,544,764,903
INVESTMENTS IN EQUITIES	$3,504,234,903	$ —	$ —	$3,504,234,903
Auto and Related	264,045,000	—	—	264,045,000
Banks - Money Center	875,598,700	—	—	875,598,700
Business Services	351,900,850	—	—	351,900,850
Computer Software and Services	303,909,750			303,909,750
Drugs	185,808,000	—	—	185,808,000
Health Care Services	172,562,500	—	—	172,562,500
Hospital Supply	123,396,800	—	—	123,396,800
Miscellaneous	143,948,400	—	—	143,948,400
Oil - Independent Production	357,883,200	—	—	357,883,200
Oil Refining	90,109,800	—	—	90,109,800
Retail	434,816,653	—	—	434,816,653
Technology	200,255,250	—	—	200,255,250
INVESTMENTS IN DEBT	$ —	$40,530,000	$ —	$ 40,530,000
Commercial Paper	—	40,530,000	—	40,530,000

LIABILITIES — SECURITIES SOLD SHORT	$ —	$ —	$ —	$ —

INVESTMENTS IN OTHER FINANCIAL INSTRUMENTS	$ —	$ —	$ —	$ —
TOTAL	$3,504,234,903	$40,530,000	$ —	$3,544,764,903

When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all the securities, or when trading in a security is halted, these procedures may be used. The frequency with which these procedures are used is unpredictable. These valuation procedures may result in a change to a particular security’s assigned level within the fair value hierarchy described above. The value of securities used for NAV calculation under these procedures may differ from published prices for the same securities.

13

CGM FOCUS FUND

FUND EXPENSES

As a shareholder of CGM Focus Fund, you incur two types of costs: (1) transaction costs, which could include, among other charges, wire fees and custodial maintenance fees for certain types of accounts and (2) ongoing costs, including management fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period January 1, 2009 to June 30, 2009.

Actual return and expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled ‘‘Expenses Paid During Period’’ to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as any wire fees or custodial maintenance fees that may be payable. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 1/01/09	Ending Account Value 6/30/09	Expenses Paid During Period* 1/01/09 – 6/30/09
Actual	$1,000.00	$936.60	$6.91
Hypothetical (5% return before expenses)	$1,000.00	$1,017.65	$7.20

*

Expenses are equal to the Fund’s annualized expense ratio of 1.44%, multiplied by the average account value over the period multiplied by 181/365 (to reflect the one-half year period).

14

CGM FOCUS FUND

ADDITIONAL INFORMATION

(unaudited)

Availability of proxy voting information:

Proxy voting policies and information regarding how the Fund voted proxies relating to portfolio securities during the twelve month period ended June 30, 2009 are available without charge, upon request by calling 1-800-345-4048. The policies also appear in the Fund’s Statement of Additional Information, which can be found on the SEC’s website, http://www.sec.gov. The voting records can also be found on the SEC’s website on the N-PX filing.

Portfolio holdings:

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Advisory Agreement Approval:

In considering renewal of the advisory agreement, during meetings held in March and April 2009, the Board of Trustees of the Fund (the ‘‘Board’’) considered the following factors and came to the following conclusions:

1.

The Board considered the nature, extent, quality and scope of the investment advisory and administrative services provided by CGM to the Fund. The Board agreed that the quality of the CGM professional team working on the Fund was very high, and was satisfied with the quality of CGM’s advisory and administrative services.

2.

The Board considered the investment performance of the Fund and CGM and reviewed information regarding the performance of the Fund as compared to market indices and a peer group of other capital appreciation funds selected and provided by Lipper, Inc., an independent provider of investment company data. Despite the poor performance for the one-year period ended December 31, 2008, the Board noted the strong performance of the Fund for the three-year, five-year and ten-year periods ended December 31, 2008 and that for such time periods the Fund (a) exceeded the median performance of the other mutual funds included in the Lipper reports, and (b) outperformed the S&P 500 Index. The Board agreed that this performance reflected in large measure the focus of CGM on long-term performance in managing the Fund’s assets, including taking advantage of strategic trends in the economy that might take some time to develop. The Board acknowledged that, while for some periods this focus on long-term performance might cause the Fund to lag other comparable mutual funds with a more short-term focus, over the longer term CGM’s approach had proven its worth.

3.

The Board discussed the costs of the services provided and profits realized by CGM from the relationship with the mutual funds advised by CGM and each of the separate accounts managed by CGM. The Board also compared the profit margins of CGM with public information on the profit margins of some publicly held investment advisory firms. The Board found that CGM’s profit margins were reasonable and not excessive.

4.

The Board discussed with CGM whether economies of scale might be realized with growth in the Fund. The Board considered the Fund’s ability to sell securities short and the increased efforts on the part of CGM required to carry out these activities as Fund assets increase. Given the Fund’s investment style and performance, the Board determined that it would not be advisable at this time to seek to make adjustments to the break point structure of the advisory fees paid by the Fund.

15

CGM FOCUS FUND

ADDITIONAL INFORMATION (continued)

(unaudited)

5.

The Board received and considered information comparing the advisory fees paid by the Fund and the overall expenses borne by the Fund with those of funds in the relevant expense universe as selected and provided by Lipper, Inc. The Board noted that the overall expense ratio of the Fund was below the median overall expense ratios of other mutual funds included in the Lipper reports. The Board also reviewed information regarding fees charged by CGM to its other clients, including its separate account clients. CGM reviewed with the Board the significant differences in scope of services provided to the Fund and to those other clients, noting that the Fund required a greater allocation of management’s time as a result of its differing investment mandate and the fact that it is a publicly offered investment vehicle. The Board discussed the fee comparisons in light of the differences required to manage these different types of accounts. Based on these comparisons, the Board concluded that the advisory fees paid by the Fund and the overall expenses borne by the Fund were reasonable and competitive.

In addition to the foregoing, in light of the fact that CGM could potentially benefit from soft dollar arrangements of the Fund, the Board of Trustees reviewed the brokerage commissions of the Fund and concluded that the brokerage commissions were reasonable, particularly given the Fund’s focus on best execution.

16

CGM FOCUS FUND

BOARD OF TRUSTEES

PETER O. BROWN

G. KENNETH HEEBNER

MARK W. HOLLAND

ROBERT L. KEMP

JAMES VAN DYKE QUEREAU, JR.

J. BAUR WHITTLESEY

OFFICERS

ROBERT L. KEMP, President

G. KENNETH HEEBNER, Vice President

DAVID C. FIETZE, Chief Compliance Officer

KATHLEEN S. HAUGHTON, Vice President

JEM A. HUDGINS, Treasurer

LESLIE A. LAKE, Vice President and Secretary

MARTHA I. MAGUIRE, Vice President

MARY L. STONE, Assistant Vice President

INVESTMENT ADVISER

CAPITAL GROWTH MANAGEMENT LIMITED

PARTNERSHIP

Boston, Massachusetts 02110

TRANSFER AND DIVIDEND PAYING

AGENT AND CUSTODIAN OF ASSETS

STATE STREET BANK AND TRUST COMPANY

Boston, Massachusetts 02111

SHAREHOLDER SERVICING AGENT

FOR STATE STREET BANK AND

TRUST COMPANY

BOSTON FINANCIAL DATA SERVICES, INC.

P.O. Box 8511

Boston, Massachusetts 02266-8511

INVESTMENT ADVISER

CAPITAL GROWTH MANAGEMENT

LIMITED PARTNERSHIP

Boston, Massachusetts 02110

TELEPHONE NUMBERS

For information about:

■

Account Procedures and Status

■

Redemptions n Exchanges

Call 800-343-5678

■

New Account Procedures

■

Prospectuses

■

Performance

■

Proxy Voting Policies and Voting Records

■

Complete Schedule of Portfolio Holdings

for the 1st & 3rd Quarters (as filed on Form N-Q)

Call 800-345-4048

MAILING ADDRESS

CGM Shareholder Services

c/o Boston Financial Data Services

P.O. Box 8511

Boston, MA 02266-8511

WEBSITE

http://www.cgmfunds.com

This report has been prepared for the shareholders of the Fund and is not authorized for distribution to current or prospective investors in the Fund unless it is accompanied or preceded by a prospectus.

FQR209

Printed in U.S.A.

ITEM 2. CODE OF ETHICS.

Not applicable for semi-annual reports.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable for semi-annual reports.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable for semi-annual reports.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6. SCHEDULE OF INVESTMENTS.

Not applicable.  Investments in securities of unaffiliated issuers as of June 30, 2009, as set forth in Section 210.12-12 of Regulation S-X, are included as part of the report to shareholders filed under Item 1 of this Form.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.  PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

As described in the CGM Trust’s proxy statement on Schedule 14A filed on September 24, 2004 and in the Statement of Additional Information of each series of CGM Trust, the CGM Trust does not have a formal policy for considering any trustee candidates recommended by shareholders.

ITEM 11. CONTROLS AND PROCEDURES.

a)   Based on their evaluation of the CGM Trust’s disclosure controls and procedures within 90 days of the filing of this Form N-CSR, the principal executive officer and principal financial officer of CGM Trust have concluded that the CGM Trust’s disclosure controls and procedures are effective to provide reasonable assurance that information required to be disclosed by the CGM Trust on Form N-CSR and Form N-Q is recorded, processed, summarized and reported within the time periods specified in Securities and Exchange Commission rules and forms.

(b)   There were no changes in CGM Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the CGM Trust’s second fiscal quarter of the period covered by this report.

ITEM 12.  EXHIBITS.

(a)(1)  Not applicable.

(a)(2)  Certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 are attached hereto as EX-99.CERT.

(a)(3) Not applicable.

(b)  Certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(b) under the Investment Company Act of 1940 are attached hereto as EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

CGM Trust

By:	/S/ Robert L. Kemp
Robert L. Kemp President Principal Executive Officer

Date: August 14, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/S/ Robert L. Kemp
Robert L. Kemp President Principal Executive Officer

Date: August 14, 2009

By:	/S/ Jem A. Hudgins
Jem A. Hudgins CFO & Treasurer Principal Financial Officer

Date: August 14, 2009